UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21219
Eaton Vance California Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
September 30
Date of Fiscal Year End
September 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Annual Report September 30, 2010

EATON VANCE MUNICIPAL BOND FUNDS

CLOSED-END FUNDS:

Municipal II

California II

Massachusetts

Michigan

New Jersey

New York II

Ohio

Pennsylvania

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Additional Notice to Shareholders. A Fund may redeem or purchase its outstanding auction preferred shares (APS) in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary. A Fund also may purchase shares of its common stock in the open market when they trade at a discount to net asset value or at other times if a Fund determines such purchases are advisable. There can be no assurance that a Fund will take such action or that such purchases would reduce the discount.

Eaton Vance Municipal Bond Funds  as of September 30, 2010

Management’s Discussion of Fund Performance	2

Performance Information and Portfolio Composition
Municipal Bond Fund II	4
California Municipal Bond Fund II	5
Massachusetts Municipal Bond Fund	6
Michigan Municipal Bond Fund	7
New Jersey Municipal Bond Fund	8
New York Municipal Bond Fund II	9
Ohio Municipal Bond Fund	10
Pennsylvania Municipal Bond Fund	11

Financial Statements	12

Federal Tax Information	74

Notice to Shareholders	75

Annual Meeting of Shareholders	76

Dividend Reinvestment Plan	77

Board of Trustees’ Contract Approval	79

Management and Organization	82
EX-99.CERT Section 302 Certification
EX-99.906CERT Section 906 Certification

Eaton Vance Municipal Bond Funds  as of September 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

Eaton Vance Municipal Bond Funds (the “Funds”) are closed-end funds traded on the NYSE Amex, which are designed to provide current income exempt from regular federal income tax, federal alternative minimum tax and, in state specific funds, state personal income taxes. On January 29, 2010, shareholders of the Funds approved a modification to each Fund’s 80 percent policy to eliminate the requirement to invest primarily in insured municipal obligations and to eliminate “Insured” from each Fund’s name. Under normal market conditions, the Funds are now required to invest at least 80 percent of net assets in municipal obligations rated A or better by Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group or Fitch Ratings.
Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the year ending September 30, 2010, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.7% in the second quarter, according to the U.S. Department of Commerce. Advance estimates for the third quarter indicated an annualized increase in GDP of 2%.
Municipal bond performance was positive for the fiscal year, in spite of ongoing negative media attention on the tax-exempt sector. Solid performance resulted in part from continued investor concern about the strength (or weakness) of the economic recovery, and investments such as higher-quality municipals and Treasuries benefited. Toward the end of the period, the market was bolstered by very light issuance and sustained demand, as well as a flight to quality during July and August. September 2010 brought a change in sentiment, and investors took on more risk, helping higher-yielding, lower-rated sectors of the market.
Against this backdrop the Barclays Capital Municipal Bond Index (the Index)1 – an unmanaged index of municipal bonds traded in the U.S. – posted a return of 5.81% for the fiscal year ending September 30, 2010. The Barclays Capital Long Municipal Bond Index (the Long 22+ Index) – an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more – gained 6.56% for the fiscal year ending

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
September 30, 2010. Munis with longer maturities performed best during the year. Intermediate-maturity bonds, represented by the 7-year segment of the Index, also performed well, gaining 6.48%. Shorter-maturity bonds in the 5-year segment of the Index returned 5.63%.
Management Discussion
In this generally positive environment, Eaton Vance Municipal Bond Fund II underperformed the Long 22+ Index at net asset value (NAV) for the year ending September 30, 2010. Management’s research and selection of bonds across the sector and credit spectrum helped performance relative to the Long 22+ Index. In particular, an overweighting in high-coupon bonds and AAA-rated bonds made significant contributions to relative performance, as did the Fund’s duration profile. In contrast, the Fund’s stake in insured bonds detracted, and a modest hedging position using Treasury futures and interest rate swaps—an ongoing strategy that management has employed that is designed to help mitigate interest-rate risk—also caused some underperformance for the year. Finally, underweighting 5%-6% coupon bonds and BBB-rated bonds negatively impacted returns.
Five of the state-specific Funds underperformed the Index at NAV. (The exceptions were Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance Ohio Municipal Bond Fund.) In general, positive contributors to the state-specific Funds included: duration profile versus the Index, overweightings in AAA-rated and high-coupon bonds, and sector selection. Overweighted positions in insured bonds and 5%-6% coupon bonds were negative factors. Overall, the Funds’ modest hedging using Treasury futures and/ or interest rate swaps—an ongoing strategy that management has employed for many years and is designed to help mitigate interest-rate risk—detracted from their relative returns.
Management employed leverage in several of the Funds, through which additional exposure to the municipal market was achieved. Leverage has the

[1]
It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Municipal Bond Funds  as of September 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE

impact of magnifying a Fund’s exposure to its underlying investments in both up and down markets. During the period, the Funds’ leverage generally helped their relative performance.
As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.
As of February 19, 2010, Craig R. Brandon became the portfolio manager of Eaton Vance Massachusetts Municipal Bond Fund and Adam A. Weigold became the portfolio manager of Eaton Vance New Jersey Municipal Bond Fund. Mr. Brandon is a Vice President of Eaton Vance and manages other Eaton Vance municipal portfolios. He has been employed by Eaton Vance since 1998. Mr. Weigold is a Vice President of Eaton Vance and manages other Eaton Vance municipal portfolios. He has been employed by Eaton Vance since 1998.
A Note Regarding The Use Of Leverage
The Funds employ leverage through the issuance of Auction Preferred Shares (APS) and for certain Funds, the use of residual interest bond (RIB) financing.1 Each Fund’s APS and RIB leverage percentage as of September 30, 2010, as applicable, is reflected on the Fund-specific pages following this letter. The leverage created by APS and RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of the common shares).

[1]	See Note 1H to the Financial Statements for more information on RIB investments.

Eaton Vance Municipal Bond Fund II  as of September 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EIV

Average Annual Total Returns (by market price)

One Year	12.78%
Five Years	3.82
Life of Fund (11/29/02)	6.62

Average Annual Total Returns (by net asset value)

One Year	6.26%
Five Years	2.95
Life of Fund (11/29/02)	5.32

Premium/(Discount) to NAV	10.14%

Market Yields

Market Yield[2]	6.76%
Taxable-Equivalent Market Yield[3]	10.40

Index Performance[4] (Average Annual Total Returns)

Barclays Capital Long (22+)
Municipal Bond Index

One Year	6.56%
Five Years	4.50
Life of Fund (11/30/02)	5.55

Lipper Averages[5] (Average Annual Total Returns)

Lipper General Municipal Debt Funds (Leveraged) Classification (by net asset value)

One Year	9.50%
Five Years	4.72
Life of Fund (11/30/02)	6.02

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	37.0%	BBB	7.1%
AA	35.0%	CCC	0.4%
A	19.5%	C	1.0%
Fund Statistics7

• Number of Issues:	109

• Average Maturity:	26.3 years

• Average Effective Maturity:	14.0 years

• Average Call Protection:	9.4 years

• Average Dollar Price:	$103.15

• APS Leverage**:	19.8%

• RIB Leverage**:	24.1%

**
APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled RIB transactions.

1 Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Index’s total return does not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper General Municipal Debt Funds (Leveraged) Classification (closed-end) contained 63, 59 and 56 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. 6 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance California Municipal Bond Fund II  as of September 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EIA

Average Annual Total Returns (by market price)

One Year	13.86%
Five Years	4.07
Life of Fund (11/29/02)	5.37

Average Annual Total Returns (by net asset value)

One Year	3.93%
Five Years	2.84
Life of Fund (11/29/02)	4.61

Premium/(Discount) to NAV	5.83%

Market Yields

Market Yield[2]	6.50%
Taxable-Equivalent Market Yield[3]	11.18

Index Performance[4] (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.56%
Five Years	5.13	4.50
Life of Fund (11/30/02)	5.16	5.55

Lipper Averages[5] (Average Annual Total Returns)

Lipper California Municipal Debt Funds Classification (by net asset value)

One Year	7.95%
Five Years	3.87
Life of Fund (11/30/02)	5.33

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Cynthia J. Clemson
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	36.8%	BB	1.7%
AA	39.4%	Not Rated	1.3%
A	20.8%

Fund Statistics7

• Number of Issues:	66

• Average Maturity:	22.9 years

• Average Effective Maturity:	12.5 years

• Average Call Protection:	7.5 years

• Average Dollar Price:	$91.28

• APS Leverage**:	31.0%

• RIB Leverage**:	10.5%

**
APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect adjustments for executed but unsettled RIB transactions.

1 Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 41.86% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper California Municipal Debt Funds Classification (closed-end) contained 24, 23 and 23 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. 6 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Massachusetts Municipal Bond Fund  as of September 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance [1]
NYSE Amex Symbol	MAB

Average Annual Total Returns (by market price)

One Year	5.44%
Five Years	2.61
Life of Fund (11/29/02)	6.66

Average Annual Total Returns (by net asset value)

One Year	6.43%
Five Years	4.87
Life of Fund (11/29/02)	6.25

Premium/(Discount) to NAV	3.06%

Market Yields

Market Yield[2]	5.54%
Taxable-Equivalent Market Yield[3]	9.00

Index Performance[4] (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.56%
Five Years	5.13	4.50
Life of Fund (11/30/02)	5.16	5.55

Lipper Averages[5] (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

One Year	7.85%
Five Years	4.93
Life of Fund (11/30/02)	5.94

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Craig R. Brandon, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	22.4%	BBB	1.8%
AA	36.4%	Not Rated	6.1%
A	33.3%
Fund Statistics7

• Number of Issues:	47

• Average Maturity:	24.5 years

• Average Effective Maturity:	12.2 years

• Average Call Protection:	11.8 years

• Average Dollar Price:	$108.86

• APS Leverage**:	31.7%

• RIB Leverage**:	7.8%

**
APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1 Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46 and 45 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. 6 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Michigan Municipal Bond Fund  as of September 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	MIW

Average Annual Total Returns (by market price)

One Year	10.60%
Five Years	3.34
Life of Fund (11/29/02)	6.03

Average Annual Total Returns (by net asset value)

One Year	5.16%
Five Years	5.11
Life of Fund (11/29/02)	6.13

Premium/(Discount) to NAV	-0.76%

Market Yields

Market Yield[2]	6.09%
Taxable-Equivalent Market Yield[3]	9.80

Index Performance[4] (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.56%
Five Years	5.13	4.50
Life of Fund (11/30/02)	5.16	5.55

Lipper Averages[5] (Average Annual Total Returns)

Lipper Michigan Municipal Debt Funds Classification (by net asset value)

One Year	6.70%
Five Years	4.57
Life of Fund (11/30/02)	5.74

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	There were no special purpose vehicles in which the Fund held a residual interest as of 9/30/10.
Fund Statistics

• Number of Issues:	40

• Average Maturity:	19.7 years

• Average Effective Maturity:	8.1 years

• Average Call Protection:	6.1 years

• Average Dollar Price:	$94.48

• APS Leverage**:	37.7%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS.

1 Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding, which is a form of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Michigan Municipal Debt Funds Classification (closed-end) contained 5, 5 and 5 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. 6 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

Eaton Vance New Jersey Municipal Bond Fund  as of September 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EMJ

Average Annual Total Returns (by market price)

One Year	11.12%
Five Years	5.20
Life of Fund (11/29/02)	7.48

Average Annual Total Returns (by net asset value)

One Year	5.10%
Five Years	5.20
Life of Fund (11/29/02)	6.61

Premium/(Discount) to NAV	6.52%

Market Yields

Market Yield[2]	5.99%
Taxable-Equivalent Market Yield[3]	10.12

Index Performance[4] (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.56%
Five Years	5.13	4.50
Life of Fund (11/30/02)	5.16	5.55

Lipper Averages[5] (Average Annual Total Returns)

Lipper New Jersey Municipal Debt Funds Classification (by net asset value)

One Year	8.09%
Five Years	4.94
Life of Fund (11/30/02)	6.25

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Adam A. Weigold, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	28.9%	A	20.7%
AA	47.0%	BBB	3.4%
Fund Statistics7

• Number of Issues:	63

• Average Maturity:	21.8 years

• Average Effective Maturity:	11.6 years

• Average Call Protection:	10.5 years

• Average Dollar Price:	$93.11

• APS Leverage**:	31.0%

• RIB Leverage**:	10.0%

**
APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1 Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New Jersey Municipal Debt Funds Classification (closed-end) contained 12, 11 and 11 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. 6 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance New York Municipal Bond Fund II  as of September 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	NYH

Average Annual Total Returns (by market price)

One Year	9.99%
Five Years	5.80
Life of Fund (11/29/02)	6.45

Average Annual Total Returns (by net asset value)

One Year	5.20%
Five Years	3.86
Life of Fund (11/29/02)	5.86

Premium/(Discount) to NAV	4.48%

Market Yields

Market Yield[2]	6.30%
Taxable-Equivalent Market Yield[3]	10.65

Index Performance[4] (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.56%
Five Years	5.13	4.50
Life of Fund (11/30/02)	5.16	5.55

Lipper Averages[5] (Average Annual Total Returns)

Lipper New York Municipal Debt Funds Classification (by net asset value)

One Year	8.47%
Five Years	4.15
Life of Fund (11/30/02)	5.57

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Craig R. Brandon, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	25.1%	BBB	5.2%
AA	43.7%	Not Rated	1.1%
A	24.9%
Fund Statistics7

• Number of Issues:	74

• Average Maturity:	22.9 years

• Average Effective Maturity:	11.5 years

• Average Call Protection:	8.5 years

• Average Dollar Price:	$101.20

• APS Leverage**:	22.5%

• RIB Leverage**:	19.2%

**
APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1 Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper New York Municipal Debt Funds Classification (closed-end) contained 20, 19 and 19 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. 6 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Ohio Municipal Bond Fund  as of September 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EIO

Average Annual Total Returns (by market price)

One Year	13.01%
Five Years	4.88
Life of Fund (11/29/02)	5.50

Average Annual Total Returns (by net asset value)

One Year	6.04%
Five Years	2.68
Life of Fund (11/29/02)	4.38

Premium/(Discount) to NAV	8.80%

Market Yields

Market Yield[2]	5.48%
Taxable-Equivalent Market Yield[3]	8.99

Index Performance[4] (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.56%
Five Years	5.13	4.50
Life of Fund (11/30/02)	5.16	5.55

Lipper Averages[5] (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification (by net asset value)

One Year	7.85%
Five Years	4.93
Life of Fund (11/30/02)	5.94

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	31.1%	BBB	3.3%
AA	24.5%	Not Rated	6.5%
A	34.6%
Fund Statistics7

• Number of Issues:	55

• Average Maturity:	21.4 years

• Average Effective Maturity:	11.2 years

• Average Call Protection:	8.9 years

• Average Dollar Price:	$93.17

• APS Leverage**:	32.7%

• RIB Leverage**:	4.5%

**
APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect the effect of RIBs purchased in secondary market transactions.

1 Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 39.06% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification (closed-end) contained 46, 46 and 45 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. 6 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Pennsylvania Municipal Bond Fund  as of September 30, 2010
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Amex Symbol	EIP

Average Annual Total Returns (by market price)

One Year	3.82%
Five Years	4.77
Life of Fund (11/29/02)	6.52

Average Annual Total Returns (by net asset value)

One Year	4.53%
Five Years	4.72
Life of Fund (11/29/02)	5.95

Premium/(Discount) to NAV	4.32%

Market Yields

Market Yield[2]	5.92%
Taxable-Equivalent Market Yield[3]	9.40

Index Performance[4] (Average Annual Total Returns)

	Barclays Capital	Barclays Capital Long (22+)
	Municipal Bond Index	Municipal Bond Index

One Year	5.81%	6.56%
Five Years	5.13	4.50
Life of Fund (11/30/02)	5.16	5.55

Lipper Averages[5] (Average Annual Total Returns)

Lipper Pennsylvania Municipal Debt Funds Classification (by net asset value)

One Year	8.22%
Five Years	4.67
Life of Fund (11/30/02)	5.76

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or market price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Adam A. Weigold, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 9/30/10 is as follows:

AAA	24.2%	BBB	5.7%
AA	28.4%	Not Rated	8.5%
A	33.2%
Fund Statistics7

• Number of Issues:	70

• Average Maturity:	22.5 years

• Average Effective Maturity:	10.6 years

• Average Call Protection:	9.0 years

• Average Dollar Price:	$97.41

• APS Leverage**:	32.8%

• RIB Leverage**:	6.6%

**
APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. RIB leverage represents the amount of Floating Rate Notes outstanding as of 9/30/10 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

1 Returns are historical and are calculated by determining the percentage change in market price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market price will differ from its results at NAV. Although market price performance generally reflects investment results over time, during shorter periods, returns at market price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and RIB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). 2 The Fund’s market yield is calculated by dividing the last regular dividend per common share in the period (annualized) by the market price at the end of the period. 3 Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. 4 It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. 5 The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Pennsylvania Municipal Debt Funds Classification (closed-end) contained 9, 8 and 8 funds for the 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. 6 Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. 7 Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 174.5%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 0.5%

$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$627,056

		$627,056

Escrowed / Prerefunded — 0.5%

$595	New York, NY, Prerefunded to 1/15/13, 5.25%, 1/15/33	$659,242

		$659,242

General Obligations — 2.5%

$155	New York, NY, 5.25%, 1/15/33	$165,027
2,750	New York, NY, 5.25%, 1/15/33(1)	2,948,187

		$3,113,214

Hospital — 5.7%

$40	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$40,169
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	866,808
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	757,538
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	505,150
1,285	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,318,731
1,850	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	392,885
5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	1,001,250
960	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	977,683
1,350	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,337,836

		$7,198,050

Industrial Development Revenue — 6.0%

$4,750	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$5,039,218
2,500	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	2,514,675

		$7,553,893

Insured-Electric Utilities — 8.8%

$1,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$1,101,680
6,335	Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	3,777,877
2,230	JEA, FL, Electric System Revenue, (AGM), 5.00%, 10/1/34	2,236,423
2,220	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,223,041
1,595	South Carolina Public Service Authority, (Santee Cooper), (BHAC), 5.50%, 1/1/38	1,778,872

		$11,117,893

Insured-Escrowed / Prerefunded — 0.1%

$82	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36(1)	$98,881
35	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	42,454

		$141,335

Insured-General Obligations — 18.0%

$12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	$1,498,120
17,000	Coast Community College District, CA, (Election of 2002), (AGM), 0.00%, 8/1/33	4,385,490
2,765	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	2,837,941
1,500	Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,436,100
2,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	2,097,380
2,750	Palm Springs, CA, Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	2,949,677
1,250	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,462,475
5,500	Washington, (AGM), 5.00%, 7/1/25(1)	6,176,170

		$22,843,353

Insured-Hospital — 27.3%

$1,750	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,880,130
1,500	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,559,670
1,695	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,791,395
450	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	475,245

See notes to financial statements

Eaton Vance Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital (continued)

$2,200	Colorado Health Facilities Authority, (Catholic Health), (AGM), 5.10%, 10/1/41(1)	$2,280,322
3,418	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	3,586,875
1,485	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	1,558,151
1,490	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,506,688
2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,562,524
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (AGM), 5.25%, 5/15/41(1)	2,634,875
2,090	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,220,876
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,053,810
1,385	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,441,300
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	520,360
2,245	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	2,457,624
2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	2,875,813
1,545	Washington Health Care Facilities Authority, (MultiCare Health System), (AGC), 6.00%, 8/15/39	1,700,952
2,300	Washington Health Care Facilities Authority, (Providence Health Care), (AGM), 5.25%, 10/1/33	2,482,988

		$34,589,598

Insured-Industrial Development Revenue — 1.1%

$1,340	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$1,434,711

		$1,434,711

Insured-Lease Revenue / Certificates of Participation — 9.2%

$1,000	Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,185,280
4,600	Hudson Yards Infrastructure Corp., NY, (NPFG), 4.50%, 2/15/47	4,457,308
875	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	980,761
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	3,424,850
1,500	Tri-Creek Middle School Building Corp., IN, (AGM), 5.25%, 1/15/34(1)	1,617,600

		$11,665,799

Insured-Other Revenue — 1.3%

$2,540	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$429,946
1,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,183,250

		$1,613,196

Insured-Private Education — 3.6%

$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,976,775
1,555	Miami-Dade County, FL, Educational Facilities Authority, (University of Miami), (AMBAC), (BHAC), 5.00%, 4/1/31	1,640,991

		$4,617,766

Insured-Public Education — 3.3%

$3,900	University of South Alabama, (BHAC), 5.00%, 8/1/38	$4,126,317

		$4,126,317

Insured-Solid Waste — 1.0%

$740	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/24	$832,508
425	Palm Beach County, FL, Solid Waste Authority, (BHAC), 5.00%, 10/1/26	471,958

		$1,304,466

Insured-Special Tax Revenue — 13.0%

$4,650	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	$1,167,801
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	4,055,560
3,000	Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, (0.00% until 10/1/19), 10/1/39	2,001,900

See notes to financial statements

Eaton Vance Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$2,175	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$2,188,159
1,820	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,851,559
29,695	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,005,006
6,075	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	819,214
12,035	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,515,688
7,595	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	895,982

		$16,500,869

Insured-Student Loan — 1.6%

$1,860	Maine Educational Loan Authority, (AGC), 5.625%, 12/1/27	$2,016,352

		$2,016,352

Insured-Transportation — 28.6%

$1,585	Clark County, NV, (Las Vegas-McCarran International Airport), (AGM), 5.25%, 7/1/39	$1,663,030
7,800	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	3,948,906
1,305	Manchester, NH, (Manchester-Boston Regional Airport), (AGM), 5.125%, 1/1/30	1,368,410
10,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(1)	10,802,200
1,000	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/24	1,137,490
535	Metropolitan Washington, DC, Airports Authority, (BHAC), 5.00%, 10/1/29	586,767
2,870	Minneapolis and St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	2,902,574
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	1,716,325
1,040	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,165,559
255	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.50%, 1/1/29	281,739
290	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.75%, 1/1/39	317,982
1,750	North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	1,924,843
2,540	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30	2,976,880
5,555	Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 5.00%, 8/15/42	5,480,563

		$36,273,268

Insured-Water and Sewer — 12.1%

$670	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26	$756,959
420	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27	471,072
660	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	722,733
1,910	Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	2,076,800
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,334,438
435	Houston, TX, Utility System, (AGM), (BHAC), 5.00%, 11/15/33	462,966
2,205	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,549,620
7,610	Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	6,977,609

		$15,352,197

Insured-Water Revenue — 15.6%

$5,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	$5,567,210
1,000	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/35	1,184,160
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	6,051,894
6,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,974,910

		$19,778,174

Private Education — 6.9%

$2,200	Connecticut Health and Educational Facilities Authority, (Wesleyan University), 5.00%, 7/1/39(1)	$2,399,298
1,000	Houston, TX, Higher Education Finance Corp., (William Marsh Rice University), 5.00%, 5/15/35	1,092,140
2,710	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	3,157,800
1,500	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	1,639,305
500	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	540,040

		$8,828,583

See notes to financial statements

Eaton Vance Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Public Education — 1.3%

$1,500	University of Virginia, 5.00%, 6/1/40(2)	$1,624,410

		$1,624,410

Special Tax Revenue — 0.7%

$750	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/33	$901,118

		$901,118

Transportation — 4.9%

$1,715	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$1,813,784
560	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	589,193
2,815	Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	2,838,167
420	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/35	439,102
505	Orlando-Orange County, FL, Expressway Authority, 5.00%, 7/1/40	526,341

		$6,206,587

Water and Sewer — 0.9%

$205	Marco Island, FL, Utility System, 5.00%, 10/1/34	$212,847
910	Marco Island, FL, Utility System, 5.00%, 10/1/40	950,805

		$1,163,652

Total Tax-Exempt Investments — 174.5%
(identified cost $221,472,966)		$221,251,099

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (35.3)%		$(44,701,942)

Other Assets, Less Liabilities — (39.2)%		$(49,735,099)

Net Assets Applicable to Common Shares — 100.0%		$126,814,058

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

At September 30, 2010, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	12.9%
New York	11.5%
Others, representing less than 10% individually	75.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 82.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 20.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance California Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 166.5%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 3.8%

$1,060	Puerto Rico Electric Power Authority, 5.25%, 7/1/40	$1,108,485
675	Vernon, Electric System Revenue, 5.125%, 8/1/21	720,299

		$1,828,784

General Obligations — 4.2%

$1,850	Palo Alto, (Election of 2008), 5.00%, 8/1/40	$2,023,530

		$2,023,530

Hospital — 16.3%

$1,330	California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$1,384,623
1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	1,467,701
1,330	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	1,326,156
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	501,230
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,919,532
555	Washington Township Health Care District, 5.00%, 7/1/32	551,321
750	Washington Township Health Care District, 5.25%, 7/1/29	751,470

		$7,902,033

Insured-Electric Utilities — 8.7%

$1,475	Glendale Electric, (NPFG), 5.00%, 2/1/32	$1,500,591
1,500	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,645,065
1,000	Sacramento Municipal Utility District, (AGM), 5.00%, 8/15/27	1,099,180

		$4,244,836

Insured-Escrowed / Prerefunded — 8.6%

$1,025	California Infrastructure & Economic Development Bank, (Bay Area Toll Bridges), (AMBAC), Prerefunded to 1/1/28, 5.00%, 7/1/36	$1,292,330
3,130	Clovis Unified School District, (FGIC), (NPFG), Escrowed to Maturity, 0.00%, 8/1/20	2,423,684
395	Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	453,117

		$4,169,131

Insured-General Obligations — 43.7%

$740	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$776,519
7,125	Arcadia Unified School District, (AGM), 0.00%, 8/1/38	1,284,638
3,115	Arcadia Unified School District, (AGM), 0.00%, 8/1/40	493,728
3,270	Arcadia Unified School District, (AGM), 0.00%, 8/1/41	487,688
1,500	Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,627,905
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	2,382,952
6,675	Coast Community College District, (Election of 2002), (AGM), 0.00%, 8/1/35	1,510,619
1,060	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	1,051,573
1,000	Long Beach Unified School District, (Election of 1999), (AGM), 5.00%, 8/1/31	1,012,720
2,075	Los Angeles Community College District, (Election of 2001), (AGM), (FGIC), 5.00%, 8/1/32	2,197,300
1,000	Mount Diablo Unified School District, (AGM), 5.00%, 8/1/25	1,040,780
1,250	Palm Springs Unified School District, (Election of 2008), (AGC), 5.00%, 8/1/33	1,340,762
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), (NPFG), 0.00%, 9/1/21	2,694,380
1,390	Santa Clara Unified School District, (Election of 2004), (AGM), 4.375%, 7/1/30	1,409,613
3,200	Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/22	1,877,696

		$21,188,873

Insured-Hospital — 6.4%

$1,250	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,282,438
1,750	California Statewide Communities Development Authority, (Sutter Health), (AGM), 5.05%, 8/15/38(1)	1,819,615

		$3,102,053

See notes to financial statements

Eaton Vance California Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of Participation — 9.4%

$1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$1,620,975
1,750	San Diego County Water Authority, Certificates of Participation, (AGM), 5.00%, 5/1/38(1)	1,844,150
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,092,587

		$4,557,712

Insured-Private Education — 1.6%

$785	California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/32	$806,705

		$806,705

Insured-Public Education — 12.7%

$2,000	California State University, (AGM), (BHAC), 5.00%, 11/1/39(1)	$2,098,320
4,000	California State University, (AMBAC), 5.00%, 11/1/33	4,051,560

		$6,149,880

Insured-Special Assessment Revenue — 9.9%

$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$2,405,975
1,000	Irvine Public Facility and Infrastructure Authority, (AMBAC), 5.00%, 9/2/26	977,950
1,545	Los Osos Community Services District, (Wastewater Assessment District No. 1), (NPFG), 5.00%, 9/2/33	1,442,118

		$4,826,043

Insured-Special Tax Revenue — 11.4%

$1,535	Hesperia Public Financing Authority, (Redevelopment and Housing Projects), (XLCA), 5.00%, 9/1/37	$1,202,012
11,485	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	775,467
2,320	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	312,852
4,600	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	579,324
2,905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	342,703
260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	265,751
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	1,008,079
1,000	Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	1,052,370

		$5,538,558

Insured-Transportation — 2.0%

$3,520	San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$999,328

		$999,328

Insured-Water Revenue — 12.7%

$1,235	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,268,999
100	East Bay Municipal Utility District, Water System Revenue, (AGM), (FGIC), 5.00%, 6/1/32	109,097
1,430	East Bay Municipal Utility District, Water System Revenue, (FGIC), (NPFG), 5.00%, 6/1/32	1,560,087
1,500	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,286,280
445	Riverside, Water Revenue, (AGM), 5.00%, 10/1/38	468,523
1,475	Santa Clara Valley Water District, (AGM), 3.75%, 6/1/28	1,458,952

		$6,151,938

Private Education — 8.1%

$780	California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/39	$829,522
380	California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	402,302
890	California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/29	969,219
1,155	California Educational Facilities Authority, (Santa Clara University), 5.00%, 2/1/40	1,232,593
500	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(2)	501,610

		$3,935,246

Transportation — 3.5%

$540	Long Beach, Harbor Revenue, 5.00%, 5/15/27	$605,918
1,060	Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(1)(3)	1,114,516

		$1,720,434

See notes to financial statements

Eaton Vance California Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Water and Sewer — 3.5%

$500	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/34	$543,425
1,050	Metropolitan Water District of Southern California, (Waterworks Revenue Authorization), 5.00%, 1/1/39	1,135,775

		$1,679,200

Total Tax-Exempt Investments — 166.5%
(identified cost $81,506,560)		$80,824,284

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (52.9)%		$(25,700,304)

Other Assets, Less Liabilities — (13.6)%		$(6,594,661)

Net Assets Applicable to Common Shares — 100.0%		$48,529,319

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 76.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 26.4% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $319,516.

See notes to financial statements

Eaton Vance Massachusetts Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 162.5%

Principal Amount
(000’s omitted)	Security	Value

Escrowed / Prerefunded — 4.8%

$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prefunded to 7/31/13, 5.75%, 7/1/33	$575,930
600	Massachusetts Development Finance Agency, (Western New England College), Prefunded to 12/1/12, 6.125%, 12/1/32	676,578

		$1,252,508

Hospital — 9.6%

$775	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$809,550
1,250	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/39	1,293,800
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	371,502

		$2,474,852

Insured-Electric Utilities — 4.8%

$1,095	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/23	$1,247,085

		$1,247,085

Insured-Escrowed / Prerefunded — 6.5%

$2,900	Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,688,612

		$1,688,612

Insured-General Obligations — 14.7%

$1,900	Massachusetts, (AMBAC), 5.50%, 8/1/30	$2,432,152
1,000	Revere, (AGC), 5.00%, 4/1/39	1,060,010
300	Tewksbury, (AGM), 4.625%, 3/15/27	328,266

		$3,820,428

Insured-Hospital — 2.1%

$260	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$273,905
140	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/31	145,237
125	Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.125%, 11/15/35	129,320

		$548,462

Insured-Lease Revenue / Certificates of Participation — 8.9%

$1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	$1,020,370
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,296,780

		$2,317,150

Insured-Other Revenue — 6.0%

$1,315	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,541,088

		$1,541,088

Insured-Private Education — 20.6%

$1,250	Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	$1,319,850
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,315,735
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	893,925
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	778,342
1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	1,047,450

		$5,355,302

Insured-Public Education — 14.0%

$260	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/33	$278,353
320	Massachusetts College Building Authority, (AGC), 5.00%, 5/1/38	339,997
700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	829,528
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), (NPFG), 5.125%, 10/1/34	1,012,800
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,158,326

		$3,619,004

Insured-Special Tax Revenue — 18.9%

$1,225	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,254,927
750	Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	891,997

See notes to financial statements

Eaton Vance Massachusetts Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$400	Massachusetts Bay Transportation Authority, Sales Tax Revenue, (NPFG), 5.50%, 7/1/28	$505,400
1,160	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	1,238,056
5,265	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	355,493
1,725	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	232,616
2,090	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	263,215
1,325	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	156,310

		$4,898,014

Insured-Water Revenue — 3.9%

$860	Massachusetts Water Resources Authority, (AGM), 5.25%, 8/1/36	$1,012,822

		$1,012,822

Private Education — 34.0%

$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$766,815
150	Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	162,242
1,000	Massachusetts Development Finance Agency, (Mount Holyoke College), 5.00%, 7/1/36	1,062,950
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,175,180
750	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	873,930
1,350	Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.00%, 7/1/38	1,464,439
870	Massachusetts Health and Educational Facilities Authority, (Northeastern University), 5.00%, 10/1/35	913,309
1,250	Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	1,388,687

		$8,807,552

Senior Living / Life Care — 2.7%

$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.15%, 7/1/31	$693,722

		$693,722

Special Tax Revenue — 5.1%

$1,210	Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.00%, 7/1/35	$1,322,699

		$1,322,699

Transportation — 5.9%

$1,000	Massachusetts Department of Transportation, (Metropolitan Highway System), 5.00%, 1/1/37	$1,056,820
435	Massachusetts Port Authority, 5.00%, 7/1/34	472,932

		$1,529,752

Total Tax-Exempt Investments — 162.5%
(identified cost $39,776,849)		$42,129,052

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (52.4)%		$(13,576,186)

Other Assets, Less Liabilities — (10.1)%		$(2,633,117)

Net Assets Applicable to Common Shares — 100.0%		$25,919,749

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 61.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.2% to 26.6% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

See notes to financial statements

Eaton Vance Michigan Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 159.2%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 2.8%

$620	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$624,414

		$624,414

Escrowed / Prerefunded — 9.4%

$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), Prerefunded to 5/15/15, 5.00%, 5/15/30	$469,816
1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	1,601,565

		$2,071,381

Hospital — 7.5%

$1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	$1,012,050
640	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	645,350

		$1,657,400

Insured-Electric Utilities — 7.5%

$500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$504,990
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	1,142,450

		$1,647,440

Insured-Escrowed / Prerefunded — 42.0%

$750	Detroit School District, (School Bond Loan Fund), (AGM), Prerefunded to 5/1/12, 5.125%, 5/1/31	$804,878
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,295,362
1,500	Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,674,840
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,153,703
1,750	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	1,158,903
2,615	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	1,656,236
1,300	Reed City Public Schools, (AGM), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,495,715

		$9,239,637

Insured-General Obligations — 22.4%

$1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27(1)	$952,070
750	Greenville Public Schools, (NPFG), 5.00%, 5/1/25	766,845
1,330	Okemos Public School District, (NPFG), 0.00%, 5/1/19	973,613
1,000	Pinconning Area Schools, (AGM), 5.00%, 5/1/33	1,045,870
1,000	Royal Oak, (AGC), 6.25%, 10/1/28	1,187,810

		$4,926,208

Insured-Hospital — 6.7%

$500	Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$500,720
975	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	969,550

		$1,470,270

Insured-Lease Revenue / Certificates of Participation — 6.3%

$1,000	Michigan Building Authority, (AGM), (FGIC), 0.00%, 10/15/29	$373,460
3,100	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	1,008,926

		$1,382,386

Insured-Public Education — 14.8%

$750	Central Michigan University, (AMBAC), 5.05%, 10/1/32	$764,842
435	Ferris State University, (AGC), 5.125%, 10/1/33	467,155
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	755,828
1,200	Wayne University, (NPFG), 5.00%, 11/15/37	1,259,664

		$3,247,489

Insured-Sewer Revenue — 2.1%

$500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$464,690

		$464,690

Insured-Special Tax Revenue — 13.4%

$6,100	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$411,872
1,465	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	197,555
1,670	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	210,320

See notes to financial statements

Eaton Vance Michigan Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$1,115	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$131,537
1,000	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	981,860
1,000	Ypsilanti Community Utilities Authority, (Sanitary Sewer System), (FGIC), (NPFG), 5.00%, 5/1/32	1,012,420

		$2,945,564

Insured-Utilities — 7.2%

$1,000	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/25	$1,041,260
510	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (AGM), 5.00%, 7/1/26	529,681

		$1,570,941

Insured-Water Revenue — 11.5%

$1,425	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,427,180
1,000	Grand Rapids Water Supply System, (AGC), 5.00%, 1/1/29	1,109,310

		$2,536,490

Private Education — 2.1%

$450	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$450,680

		$450,680

Water and Sewer — 3.5%

$650	Grand Rapids, (Sanitary Sewer System), 5.00%, 1/1/28	$756,561

		$756,561

Total Tax-Exempt Investments — 159.2%
(identified cost $33,151,929)		$34,991,551

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (60.6)%		$(13,325,314)

Other Assets, Less Liabilities — 1.4%		$318,557

Net Assets Applicable to Common Shares — 100.0%		$21,984,794

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 84.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 37.6% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New Jersey Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 166.7%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 8.7%

$180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$173,362
760	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	773,384
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	613,404
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	251,525
1,425	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,436,086

		$3,247,761

Insured-Electric Utilities — 3.1%

$1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	$1,142,450

		$1,142,450

Insured-General Obligations — 37.6%

$2,415	Bayonne, (AGM), 0.00%, 7/1/23	$1,436,563
1,000	Bayonne, (AGM), 5.50%, 7/1/39	1,095,480
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	347,891
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	371,827
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	394,416
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	418,668
895	Egg Harbor Township School District, (AGM), 3.50%, 4/1/28	890,937
2,000	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	390,640
5,500	Irvington Township, (AGM), 0.00%, 7/15/26	2,919,950
2,395	Jackson Township School District, (NPFG), 2.50%, 6/15/27	2,095,266
1,000	Jersey City, (AGM), 5.00%, 1/15/29	1,080,910
700	Lakewood Township, (AGC), 5.75%, 11/1/31	811,027
1,115	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,179,714
110	Nutley School District, (NPFG), 4.75%, 7/15/30	117,454
410	Nutley School District, (NPFG), 4.75%, 7/15/31	435,371

		$13,986,114

Insured-Hospital — 16.6%

$1,500	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$1,530,090
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	2,107,620
625	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	650,407
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	260,180
1,500	New Jersey Health Care Facilities Financing Authority, (Virtua Health), (AGC), 5.50%, 7/1/38	1,642,065

		$6,190,362

Insured-Lease Revenue / Certificates of Participation — 16.4%

$1,000	Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,185,280
1,250	Middlesex County, Certificates of Participation, (NPFG), 5.00%, 8/1/31	1,260,825
1,300	New Jersey Economic Development Authority, (School Facilities Construction), (AGC), 5.50%, 12/15/34	1,457,131
500	New Jersey Economic Development Authority, (School Facilities Construction), (FGIC), (NPFG), 5.50%, 9/1/28	591,020
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,620,975

		$6,115,231

Insured-Other Revenue — 4.4%

$1,500	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,633,350

		$1,633,350

Insured-Public Education — 14.2%

$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (AGM), 5.00%, 7/1/35(1)	$2,070,102
500	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	503,845
920	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/27	830,972
465	New Jersey Educational Facilities Authority, (Rowan University), (AGM), (FGIC), 3.00%, 7/1/28	410,906
1,145	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	1,181,640
275	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	290,436

		$5,287,901

See notes to financial statements

Eaton Vance New Jersey Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Sewer Revenue — 2.4%

$1,975	Rahway Valley Sewerage Authority, (NPFG), 0.00%, 9/1/27	$884,010

		$884,010

Insured-Special Tax Revenue — 14.4%

$1,000	Garden State Preservation Trust, (AGM), 0.00%, 11/1/21	$683,810
500	Garden State Preservation Trust, (AGM), 5.80%, 11/1/21	595,760
1,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (BHAC), (NPFG), 5.00%, 7/1/27	1,083,570
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	1,151,454
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	508,446
7,675	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	518,216
1,520	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	204,972
3,005	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	378,450
1,900	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	224,143

		$5,348,821

Insured-Transportation — 23.8%

$1,560	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), (BHAC), 0.00%, 12/15/26	$768,893
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	1,142,569
1,500	New Jersey Turnpike Authority, (AGM), (BHAC), 5.25%, 1/1/29	1,807,590
3,875	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	4,154,066
720	Port Authority of New York and New Jersey, (AGM), 5.00%, 8/15/33	776,102
180	South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	200,684

		$8,849,904

Insured-Water and Sewer — 7.4%

$4,500	Middlesex County Improvement Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$2,190,420
895	Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	577,839

		$2,768,259

Lease Revenue / Certificates of Participation — 1.8%

$650	New Jersey Health Care Facilities Financing Authority, (Contract Hospital Asset Transformation Program), 5.25%, 10/1/38	$682,903

		$682,903

Private Education — 5.5%

$2,000	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/40(2)	$2,046,160

		$2,046,160

Public Education — 0.7%

$250	Rutgers State University, 5.00%, 5/1/39	$271,318

		$271,318

Other Revenue — 3.8%

$1,300	New Jersey Economic Development Authority, (Duke Farms Foundation), 5.00%, 7/1/48	$1,402,596

		$1,402,596

Transportation — 5.9%

$590	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$623,984
210	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	220,947
1,325	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	1,344,875

		$2,189,806

Total Tax-Exempt Investments — 166.7%
(identified cost $57,915,283)		$62,046,946

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (52.7)%		$(19,600,690)

Other Assets, Less Liabilities — (14.0)%		$(5,223,846)

Net Assets Applicable to Common Shares — 100.0%		$37,222,410

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

See notes to financial statements

Eaton Vance New Jersey Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

FGIC - Financial Guaranty Insurance Company
NPFG - National Public Finance Guaranty Corp.
XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 84.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.7% to 30.2% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance New York Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 167.0%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 3.2%

$135	New York Dormitory Authority, (Highland Hospital of Rochester), 5.00%, 7/1/26	$141,850
180	New York Dormitory Authority, (Highland Hospital of Rochester), 5.20%, 7/1/32	186,678
750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	760,732

		$1,089,260

Industrial Development Revenue — 2.5%

$220	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$233,396
600	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	636,533

		$869,929

Insured-Electric Utilities — 3.4%

$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$564,690
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	588,140

		$1,152,830

Insured-Escrowed / Prerefunded — 3.8%

$545	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$327,976
550	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	315,243
1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	675,257

		$1,318,476

Insured-General Obligations — 23.4%

$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$619,364
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	656,516
180	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	194,969
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	215,340
250	Hauppauge Union Free School District, (AGC), 4.00%, 7/15/24	268,065
250	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	269,562
185	Longwood Central School District, Suffolk County, (AGC), 4.15%, 6/1/23	199,856
190	Longwood Central School District, Suffolk County, (AGC), 4.25%, 6/1/24	204,900
1,000	New York, (AGM), 5.00%, 4/1/22	1,119,540
1,795	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	1,828,172
100	Plattsburgh, (AGC), 4.25%, 11/15/19	113,655
300	Plattsburgh, (AGC), 4.25%, 11/15/20	342,774
410	Sachem Central School District, (FGIC), (NPFG), 4.25%, 10/15/28	425,592
235	Syracuse, (AGC), 5.00%, 6/15/19	276,087
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	211,250
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	214,734
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	238,004
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	247,817
350	William Floyd Union Free School District, (AGC), 4.00%, 12/15/24	380,117

		$8,026,314

Insured-Hospital — 6.3%

$500	New York City Health and Hospitals Corp., (AGM), 5.50%, 2/15/20	$586,975
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	1,045,750
500	New York Dormitory Authority, (Hudson Valley Hospital Center), (AGM), (BHAC), 5.00%, 8/15/36	533,955

		$2,166,680

Insured-Housing — 3.0%

$1,000	New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$1,015,840

		$1,015,840

Insured-Lease Revenue / Certificates of Participation — 8.5%

$1,915	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,855,597
950	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38	1,068,541

		$2,924,138

See notes to financial statements

Eaton Vance New York Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 16.7%

$1,360	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$1,403,289
2,500	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,628,275
1,710	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,696,593

		$5,728,157

Insured-Private Education — 31.8%

$1,440	New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,563,422
1,275	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	1,307,270
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,408,648
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	1,024,550
345	New York Dormitory Authority, (Pratt Institute), (AGC), 5.00%, 7/1/34	366,449
835	New York Dormitory Authority, (Pratt Institute), (AGC), 5.125%, 7/1/39	890,711
500	New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	517,320
850	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	892,764
5,425	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	1,955,604

		$10,926,738

Insured-Public Education — 0.4%

$130	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$136,635

		$136,635

Insured-Special Tax Revenue — 16.0%

$670	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$674,054
515	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	523,930
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	361,862
13,970	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	1,883,854
3,200	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	403,008
2,105	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	248,327
575	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	631,063
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	749,878

		$5,475,976

Insured-Transportation — 19.7%

$2,000	Metropolitan Transportation Authority, (AGC), (FGIC), 5.25%, 11/15/31	$2,119,440
1,000	Metropolitan Transportation Authority, (AGM), (NPFG), 5.00%, 11/15/31	1,062,740
510	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	624,816
2,500	Port Authority of New York and New Jersey, (AGM), 5.00%, 11/1/27(1)	2,680,636
275	Triborough Bridge and Tunnel Authority, (NPFG), 5.00%, 11/15/32	287,985

		$6,775,617

Insured-Water and Sewer — 11.6%

$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$1,039,718
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,936,835

		$3,976,553

Insured-Water Revenue — 1.1%

$350	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	$367,066

		$367,066

Other Revenue — 0.9%

$1,100	Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	$319,209

		$319,209

Private Education — 7.5%

$500	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	$501,795
1,280	New York Dormitory Authority, (Cornell University), 5.00%, 7/1/37	1,407,961
610	New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/40	666,651

		$2,576,407

See notes to financial statements

Eaton Vance New York Municipal Bond Fund II as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 4.1%

$350	Nassau County Bridge Authority, 5.00%, 10/1/35	$365,981
65	Nassau County Bridge Authority, 5.00%, 10/1/40	67,171
530	New York Thruway Authority, 5.00%, 4/1/26	606,474
340	Triborough Bridge and Tunnel Authority, 5.00%, 11/15/37	362,946

		$1,402,572

Water Revenue — 3.1%

$235	New York Environmental Facilities Corp., Clean Water and Drinking Water, (Municipal Water Finance), 5.00%, 6/15/26(2)	$257,064
750	New York Environmental Facilities Corp., 5.00%, 10/15/39	821,138

		$1,078,202

Total Tax-Exempt Investments — 167.0%
(identified cost $54,935,398)		$57,326,599

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (38.6)%		$(13,250,311)

Other Assets, Less Liabilities — (28.4)%		$(9,748,271)

Net Assets Applicable to Common Shares — 100.0%		$34,328,017

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 87.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 32.7% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Ohio Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 152.6%

Principal Amount
(000’s omitted)	Security	Value

General Obligations — 4.7%

$900	Beavercreek, School District, 5.00%, 12/1/30	$987,102
500	County of Franklin, 5.00%, 12/1/27(1)	562,515

		$1,549,617

Hospital — 6.0%

$500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$514,320
955	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	937,285
500	Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	514,480

		$1,966,085

Insured-Electric Utilities — 20.5%

$700	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$748,454
2,750	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	1,226,693
1,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	226,270
1,670	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	867,331
5,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,310,650
755	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	764,800
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	571,225

		$6,715,423

Insured-General Obligations — 39.0%

$320	Bowling Green City School District, (AGM), 5.00%, 12/1/34	$337,117
200	Brookfield Local School District, (AGM), 5.00%, 1/15/30	216,274
1,000	Cleveland Municipal School District, (AGM), 5.00%, 12/1/27	1,051,710
900	Clyde-Green Springs Exempted Village School District, (AGM), 4.50%, 12/1/31	927,324
1,575	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,622,313
1,000	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,082,340
1,400	Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,501,640
2,400	Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27(2)	1,015,104
750	St. Mary’s School District, (AGM), 5.00%, 12/1/35	787,695
500	Sylvania City School District, (AGC), 5.00%, 12/1/26	549,705
1,000	Sylvania City School District, (AGC), 5.00%, 12/1/32	1,064,910
500	Tecumseh School District, (FGIC), (NPFG), 4.75%, 12/1/31	511,160
2,000	Wapakoneta City School District, (AGM), 4.75%, 12/1/35	2,105,560

		$12,772,852

Insured-Hospital — 12.6%

$820	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$827,798
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,529,955
440	Lorain County, (Catholic Healthcare Partners), (AGM), Variable Rate, 17.493%, 2/1/29(3)(4)(5)	531,362
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	1,226,812

		$4,115,927

Insured-Lease Revenue / Certificates of Participation — 3.4%

$235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	$236,387
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	859,980

		$1,096,367

Insured-Public Education — 31.0%

$1,750	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$1,771,140
1,000	Kent State University, (AGC), 5.00%, 5/1/26	1,116,280
360	Kent State University, (AGC), 5.00%, 5/1/29	393,177
2,000	Miami University, (AGM), (AMBAC), 3.25%, 9/1/26	1,870,600
500	Ohio University, (AGM), 5.00%, 12/1/33	530,175
1,170	Ohio University, (AGM), 5.25%, 12/1/23	1,288,533
1,000	University of Akron, (AGM), 5.00%, 1/1/38	1,053,660
1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	1,021,150

See notes to financial statements

Eaton Vance Ohio Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Public Education (continued)

$1,000	Youngstown State University, (AGC), 5.50%, 12/15/33	$1,089,740

		$10,134,455

Insured-Sewer Revenue — 2.5%

$615	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46(2)	$623,598
180	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	182,786

		$806,384

Insured-Special Tax Revenue — 10.8%

$1,335	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$748,908
3,665	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	1,942,780
8,430	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	569,194
1,525	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	192,058
705	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	83,169

		$3,536,109

Insured-Transportation — 1.7%

$500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(6)	$555,825

		$555,825

Pooled Loans — 7.1%

$1,335	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,095,795
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(6)	1,240,217

		$2,336,012

Private Education — 8.5%

$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$864,161
500	Ohio Higher Educational Facilities Authority, (Kenyon College), 5.00%, 7/1/41	513,755
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,031,890
350	Ohio Higher Educational Facility Commission, (Kenyon College), 5.00%, 7/1/44	366,201

		$2,776,007

Public Education — 4.8%

$1,325	Ohio State University, 5.00%, 12/1/30(7)	$1,575,571

		$1,575,571

Total Tax-Exempt Investments — 152.6%
(identified cost $47,182,499)		$49,936,634

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (52.0)%		$(17,001,276)

Other Assets, Less Liabilities — (0.6)%		$(209,554)

Net Assets Applicable to Common Shares — 100.0%		$32,725,804

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 79.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 23.3% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at September 30, 2010.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could

See notes to financial statements

Eaton Vance Ohio Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2010, the aggregate value of these securities is $531,362 or 1.6% of the Fund’s net assets applicable to common shares.

(6)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(7)	When-issued security.

See notes to financial statements

Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 162.2%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 16.2%

$750	Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$778,402
1,000	Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,031,700
1,455	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,481,801
1,250	Monroe County Hospital Authority, (Pocono Medical Center), 5.125%, 1/1/37	1,256,875
250	Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	256,495
675	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	707,009
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	769,950
250	South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	253,558

		$6,535,790

Insured-Electric Utilities — 6.1%

$1,610	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$1,635,647
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	822,720

		$2,458,367

Insured-Escrowed / Prerefunded — 3.3%

$995	Armstrong County, (NPFG), Prerefunded to 6/1/11, 5.40%, 6/1/31	$1,028,551
270	Southcentral General Authority, (Wellspan Health), (NPFG), Escrowed to Maturity, 5.25%, 5/15/31	279,866

		$1,308,417

Insured-General Obligations — 28.9%

$655	Armstrong County, (NPFG), 5.40%, 6/1/31	$668,834
1,250	Bethlehem Area School District, (AGM), 5.25%, 1/15/25	1,395,375
660	Centennial School District, (AGM), 5.25%, 12/15/37	714,080
1,350	Central Greene School District, (AGM), 5.00%, 2/15/35	1,422,643
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	396,380
500	Harrisburg School District, (AGC), 5.00%, 11/15/33	534,455
2,555	McKeesport School District, (NPFG), 0.00%, 10/1/21	1,666,269
1,500	Norwin School District, (AGM), 3.25%, 4/1/27	1,403,925
1,500	Reading School District, (AGM), 5.00%, 3/1/35	1,585,785
1,000	Scranton School District, (AGM), 5.00%, 7/15/38	1,047,500
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	815,414

		$11,650,660

Insured-Hospital — 8.7%

$250	Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$306,057
500	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	528,050
1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35(1)	1,678,547
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	981,630

		$3,494,284

Insured-Industrial Development Revenue — 3.1%

$150	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39	$160,602
1,000	Pennsylvania Economic Development Financing Authority, (Aqua Pennsylvania, Inc. Project), (BHAC), 5.00%, 10/1/39(1)	1,070,680

		$1,231,282

Insured-Lease Revenue / Certificates of Participation — 4.5%

$500	Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$531,025
1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,295,421

		$1,826,446

Insured-Private Education — 11.7%

$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,008,380
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37(2)	1,752,150
1,405	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,417,954

See notes to financial statements

Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Private Education (continued)

$500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	$526,290

		$4,704,774

Insured-Public Education — 11.2%

$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$534,660
1,200	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	1,201,476
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	877,220
500	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/27	549,635
375	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	407,066
875	State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	934,448

		$4,504,505

Insured-Sewer Revenue — 17.2%

$300	Allegheny County Sanitation Authority, (BHAC), (FGIC), 5.00%, 12/1/32	$318,387
1,500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22(3)	1,640,280
1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (AGM), 4.60%, 10/15/41	997,520
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	817,613
1,430	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	647,676
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	976,042
1,500	University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,512,075

		$6,909,593

Insured-Special Tax Revenue — 6.0%

$22,015	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$1,486,453
1,770	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	238,685
3,510	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	442,049
2,220	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	261,893

		$2,429,080

Insured-Transportation — 22.6%

$2,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/25	$2,031,280
1,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/29	1,014,290
2,000	Pennsylvania Turnpike Commission, (AGM), 5.25%, 7/15/30(1)	2,344,000
295	Philadelphia, Airport Revenue, (AGC), 5.375%, 6/15/29	319,724
1,000	Pittsburgh and Allegheny County Sports and Exhibition Authority, (AGM), 5.00%, 2/1/31	1,061,380
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,334,465

		$9,105,139

Insured-Utilities — 2.2%

$890	Philadelphia Gas Works, (AMBAC), 5.00%, 10/1/37	$889,341

		$889,341

Insured-Water and Sewer — 0.4%

$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$155,060

		$155,060

Private Education — 12.8%

$625	Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40(4)	$648,038
925	Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	976,883
2,900	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	2,981,722
500	Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	539,015

		$5,145,658

Public Education — 1.3%

$500	Pennsylvania State University, 5.00%, 3/1/40	$544,025

		$544,025

See notes to financial statements

Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Senior Living / Life Care — 0.5%

$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$203,840

		$203,840

Special Tax Revenue — 0.3%

$110	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$124,654

		$124,654

Transportation — 3.1%

$465	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$491,784
730	Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	768,055

		$1,259,839

Water and Sewer — 2.1%

$765	Philadelphia, Water and Wastewater Revenue, 5.25%, 1/1/32	$823,798

		$823,798

Total Tax-Exempt Investments — 162.2%
(identified cost $64,142,281)		$65,304,552

Auction Preferred Shares Plus Cumulative
Unpaid Dividends — (54.0)%		$(21,726,900)

Other Assets, Less Liabilities — (8.2)%		$(3,321,320)

Net Assets Applicable to Common Shares — 100.0%		$40,256,332

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2010, 77.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 25.8% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	Security (or a portion thereof) has been pledged as collateral for open swap contracts. The aggregate value of such collateral is $437,408.

(4)	When-issued security.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS
Statements of Assets and Liabilities

As of September 30, 2010	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Assets

Investments —
Identified cost	$221,472,966	$81,506,560	$39,776,849	$33,151,929
Unrealized appreciation (depreciation)	(221,867)	(682,276)	2,352,203	1,839,622

Investments, at value	$221,251,099	$80,824,284	$42,129,052	$34,991,551

Cash	$—	$355,330	$239,006	$—
Interest receivable	2,896,103	782,365	543,500	477,312
Receivable for investments sold	7,306,087	2,755,497	—	—
Receivable for variation margin on open financial futures contracts	1,734	—	—	—
Receivable from the transfer agent	17,808	6,256	4,707	1,824
Deferred debt issuance costs	119,879	26,118	5,400	—

Total assets	$231,592,710	$84,749,850	$42,921,665	$35,470,687

Liabilities

Payable for floating rate notes issued	$59,060,000	$10,370,000	$3,330,000	$—
Payable for variation margin on open financial futures contracts	—	1,125	—	31
Payable for open swap contracts	69,563	2,707	12,678	10,770
Due to custodian	557,866	—	—	84,345
Payable to affiliates:
Investment adviser fee	96,937	37,221	18,722	15,980
Interest expense and fees payable	157,013	27,180	8,450	—
Accrued expenses	135,331	81,994	55,880	49,453

Total liabilities	$60,076,710	$10,520,227	$3,425,730	$160,579

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$44,701,942	$25,700,304	$13,576,186	$13,325,314

Net assets applicable to common shares	$126,814,058	$48,529,319	$25,919,749	$21,984,794

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$99,703	$38,751	$17,626	$15,124
Additional paid-in capital	141,296,415	54,899,036	24,973,531	21,421,038
Accumulated net realized loss	(15,819,909)	(6,122,806)	(1,563,112)	(1,443,807)
Accumulated undistributed net investment income	1,668,902	387,428	152,179	163,357
Net unrealized appreciation (depreciation)	(431,053)	(673,090)	2,339,525	1,829,082

Net assets applicable to common shares	$126,814,058	$48,529,319	$25,919,749	$21,984,794

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	1,788	1,028	543	533

Common Shares Outstanding

	9,970,255	3,875,090	1,762,574	1,512,368

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$12.72	$12.52	$14.71	$14.54

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

As of September 30, 2010	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Assets

Investments —
Identified cost	$57,915,283	$54,935,398	$47,182,499	$64,142,281
Unrealized appreciation	4,131,663	2,391,201	2,754,135	1,162,271

Investments, at value	$62,046,946	$57,326,599	$49,936,634	$65,304,552

Cash	$28,835	$935,378	$2,351,711	$1,360,953
Interest receivable	610,583	766,557	610,855	749,077
Receivable for investments sold	594,802	—	—	—
Receivable for variation margin on open financial futures contracts	—	—	781	—
Receivable from the transfer agent	10,529	3,497	6,510	5,974
Deferred debt issuance costs	7,801	16,799	—	—

Total assets	$63,299,496	$59,048,830	$52,906,491	$67,420,556

Liabilities

Payable for floating rate notes issued	$6,346,000	$11,335,000	$1,010,000	$4,350,000
Payable for investments purchased	—	—	521,562	—
Payable for when-issued securities	—	—	1,545,348	643,687
Payable for variation margin on open financial futures contracts	4,062	1,875	—	—
Payable for open swap contracts	18,409	19,529	17,120	337,067
Payable to affiliates:
Investment adviser fee	27,153	25,757	22,945	29,991
Interest expense and fees payable	19,890	26,636	2,564	11,138
Accrued expenses	60,882	61,705	59,872	65,441

Total liabilities	$6,476,396	$11,470,502	$3,179,411	$5,437,324

Auction preferred shares at liquidation value plus cumulative unpaid dividends	$19,600,690	$13,250,311	$17,001,276	$21,726,900

Net assets applicable to common shares	$37,222,410	$34,328,017	$32,725,804	$40,256,332

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$25,830	$25,613	$25,260	$29,518
Additional paid-in capital	36,601,583	36,281,766	35,766,891	41,822,226
Accumulated net realized loss	(3,789,233)	(4,626,283)	(5,973,854)	(2,811,329)
Accumulated undistributed net investment income	260,539	255,427	213,520	390,713
Net unrealized appreciation	4,123,691	2,391,494	2,693,987	825,204

Net assets applicable to common shares	$37,222,410	$34,328,017	$32,725,804	$40,256,332

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	784	530	680	869

Common Shares Outstanding

	2,582,997	2,561,263	2,526,031	2,951,783

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$14.41	$13.40	$12.96	$13.64

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended September 30, 2010	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

Investment Income

Interest	$11,511,273	$4,198,491	$1,933,458	$1,723,999

Total investment income	$11,511,273	$4,198,491	$1,933,458	$1,723,999

Expenses

Investment adviser fee	$1,150,771	$441,839	$221,024	$191,164
Trustees’ fees and expenses	7,648	3,241	1,874	1,690
Custodian fee	102,413	43,113	28,069	24,523
Transfer and dividend disbursing agent fees	17,134	15,260	15,389	15,459
Legal and accounting services	52,935	39,233	32,808	29,562
Printing and postage	49,309	17,632	12,262	11,967
Interest expense and fees	460,286	76,318	21,546	—
Preferred shares service fee	67,127	38,595	20,385	20,010
Miscellaneous	51,391	52,588	30,082	28,659

Total expenses	$1,959,014	$727,819	$383,439	$323,034

Deduct —
Reduction of custodian fee	$1,004	$512	$210	$163
Allocation of expenses to affiliate	16,776	6,532	3,233	2,810

Total expense reductions	$17,780	$7,044	$3,443	$2,973

Net expenses	$1,941,234	$720,775	$379,996	$320,061

Net investment income	$9,570,039	$3,477,716	$1,553,462	$1,403,938

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,592,390	$(384,429)	$9,296	$(144,708)
Extinguishment of debt	(1,069)	—	—	—
Financial futures contracts	(1,898,401)	(551,427)	—	(150,916)
Swap contracts	(1,254,374)	(651,745)	(307,580)	(246,866)

Net realized loss	$(1,561,454)	$(1,587,601)	$(298,284)	$(542,490)

Change in unrealized appreciation (depreciation) —
Investments	$(500,645)	$(376,176)	$282,031	$131,797
Financial futures contracts	200,505	97,036	—	23,303
Swap contracts	269,245	192,592	80,030	62,329

Net change in unrealized appreciation (depreciation)	$(30,895)	$(86,548)	$362,061	$217,429

Net realized and unrealized gain (loss)	$(1,592,349)	$(1,674,149)	$63,777	$(325,061)

Distributions to preferred shareholders —
From net investment income	$(182,756)	$(103,957)	$(54,821)	$(54,182)

Net increase in net assets from operations	$7,794,934	$1,699,610	$1,562,418	$1,024,695

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended September 30, 2010	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

Investment Income

Interest	$2,980,756	$2,731,485	$2,523,056	$3,146,337

Total investment income	$2,980,756	$2,731,485	$2,523,056	$3,146,337

Expenses

Investment adviser fee	$320,719	$307,467	$272,968	$348,209
Trustees’ fees and expenses	2,488	2,410	2,200	2,650
Custodian fee	34,902	35,730	30,552	36,918
Transfer and dividend disbursing agent fees	15,834	15,350	15,200	21,671
Legal and accounting services	38,458	40,295	37,828	36,101
Printing and postage	17,875	18,922	17,492	20,841
Interest expense and fees	59,781	93,982	7,176	29,224
Preferred shares service fee	29,434	19,896	25,528	32,624
Miscellaneous	33,912	35,688	30,062	33,501

Total expenses	$553,403	$569,740	$439,006	$561,739

Deduct —
Reduction of custodian fee	$257	$508	$250	$523
Allocation of expenses to affiliate	4,638	4,503	4,002	5,052

Total expense reductions	$4,895	$5,011	$4,252	$5,575

Net expenses	$548,508	$564,729	$434,754	$556,164

Net investment income	$2,432,248	$2,166,756	$2,088,302	$2,590,173

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$231,700	$(408,974)	$162,250	$(413,660)
Financial futures contracts	(1,142,075)	(564,170)	(582,832)	—
Swap contracts	(446,024)	(641,722)	(311,628)	(461,765)

Net realized loss	$(1,356,399)	$(1,614,866)	$(732,210)	$(875,425)

Change in unrealized appreciation (depreciation) —
Investments	$710,900	$926,087	$442,621	$239,701
Financial futures contracts	10,437	78,521	62,454	—
Swap contracts	115,974	189,114	67,408	(162,902)

Net change in unrealized appreciation (depreciation)	$837,311	$1,193,722	$572,483	$76,799

Net realized and unrealized loss	$(519,088)	$(421,144)	$(159,727)	$(798,626)

Distributions to preferred shareholders —
From net investment income	$(80,417)	$(54,269)	$(69,754)	$(87,380)

Net increase in net assets from operations	$1,832,743	$1,691,343	$1,858,821	$1,704,167

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2010
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

From operations —
Net investment income	$9,570,039	$3,477,716	$1,553,462	$1,403,938
Net realized loss from investment transactions, extinguishment of debt, financial futures contracts and swap contracts	(1,561,454)	(1,587,601)	(298,284)	(542,490)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(30,895)	(86,548)	362,061	217,429
Distributions to preferred shareholders —
From net investment income	(182,756)	(103,957)	(54,821)	(54,182)

Net increase in net assets from operations	$7,794,934	$1,699,610	$1,562,418	$1,024,695

Distributions to common shareholders —
From net investment income	$(9,355,497)	$(3,320,673)	$(1,472,968)	$(1,321,557)

Total distributions to common shareholders	$(9,355,497)	$(3,320,673)	$(1,472,968)	$(1,321,557)

Capital share transactions —
Reinvestment of distributions to common shareholders	$224,935	$69,999	$59,710	$5,554

Net increase in net assets from capital share transactions	$224,935	$69,999	$59,710	$5,554

Net increase (decrease) in net assets	$(1,335,628)	$(1,551,064)	$149,160	$(291,308)

Net Assets Applicable to Common Shares

At beginning of year	$128,149,686	$50,080,383	$25,770,589	$22,276,102

At end of year	$126,814,058	$48,529,319	$25,919,749	$21,984,794

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,668,902	$387,428	$152,179	$163,357

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2010
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

From operations —
Net investment income	$2,432,248	$2,166,756	$2,088,302	$2,590,173
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,356,399)	(1,614,866)	(732,210)	(875,425)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	837,311	1,193,722	572,483	76,799
Distributions to preferred shareholders —
From net investment income	(80,417)	(54,269)	(69,754)	(87,380)

Net increase in net assets from operations	$1,832,743	$1,691,343	$1,858,821	$1,704,167

Distributions to common shareholders —
From net investment income	$(2,359,324)	$(2,249,070)	$(1,922,367)	$(2,471,203)

Total distributions to common shareholders	$(2,359,324)	$(2,249,070)	$(1,922,367)	$(2,471,203)

Capital share transactions —
Reinvestment of distributions to common shareholders	$120,969	$38,845	$79,243	$66,978

Net increase in net assets from capital share transactions	$120,969	$38,845	$79,243	$66,978

Net increase (decrease) in net assets	$(405,612)	$(518,882)	$15,697	$(700,058)

Net Assets Applicable to Common Shares

At beginning of year	$37,628,022	$34,846,899	$32,710,107	$40,956,390

At end of year	$37,222,410	$34,328,017	$32,725,804	$40,256,332

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$260,539	$255,427	$213,520	$390,713

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets	Municipal Fund II	California Fund II	Massachusetts Fund	Michigan Fund

From operations —
Net investment income	$9,377,413	$3,390,514	$1,583,454	$1,399,076
Net realized loss from investment transactions, financial futures contracts and swap contracts	(10,730,783)	(3,248,977)	(1,136,806)	(480,219)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	28,703,972	9,442,700	5,497,042	3,670,791
Distributions to preferred shareholders —
From net investment income	(578,404)	(325,864)	(174,091)	(170,213)

Net increase in net assets from operations	$26,772,198	$9,258,373	$5,769,599	$4,419,435

Distributions to common shareholders —
From net investment income	$(8,437,461)	$(2,954,634)	$(1,332,810)	$(1,152,527)

Total distributions to common shareholders	$(8,437,461)	$(2,954,634)	$(1,332,810)	$(1,152,527)

Capital share transactions —
Reinvestment of distributions to common shareholders	$167,262	$58,277	$22,988	$1,776

Net increase in net assets from capital share transactions	$167,262	$58,277	$22,988	$1,776

Net increase in net assets	$18,501,999	$6,362,016	$4,459,777	$3,268,684

Net Assets Applicable to Common Shares

At beginning of year	$109,647,687	$43,718,367	$21,310,812	$19,007,418

At end of year	$128,149,686	$50,080,383	$25,770,589	$22,276,102

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,538,609	$332,866	$119,966	$148,304

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2009
Increase (Decrease) in Net Assets	New Jersey Fund	New York Fund II	Ohio Fund	Pennsylvania Fund

From operations —
Net investment income	$2,382,638	$2,191,347	$2,130,212	$2,618,797
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,484,603)	(2,557,907)	(4,193,790)	(1,622,894)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	9,526,226	7,911,044	8,199,680	7,883,733
Distributions to preferred shareholders —
From net investment income	(227,579)	(168,414)	(254,584)	(210,410)
From net realized gain	(40,658)	—	—	(132,368)

Net increase in net assets from operations	$9,156,024	$7,376,070	$5,881,518	$8,536,858

Distributions to common shareholders —
From net investment income	$(2,106,960)	$(2,014,492)	$(1,729,034)	$(2,217,812)
From net realized gain	(264,989)	—	—	(803,880)

Total distributions to common shareholders	$(2,371,949)	$(2,014,492)	$(1,729,034)	$(3,021,692)

Capital share transactions —
Reinvestment of distributions to common shareholders	$68,403	$26,563	$63,002	$28,342

Net increase in net assets from capital share transactions	$68,403	$26,563	$63,002	$28,342

Net increase in net assets	$6,852,478	$5,388,141	$4,215,486	$5,543,508

Net Assets Applicable to Common Shares

At beginning of year	$30,775,544	$29,458,758	$28,494,621	$35,412,882

At end of year	$37,628,022	$34,846,899	$32,710,107	$40,956,390

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$288,817	$366,357	$163,581	$397,113

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Cash Flows

For the Year Ended September 30, 2010
Cash Flows From Operating Activities	Municipal Fund II	California Fund II	New Jersey Fund	New York Fund II

Net increase in net assets from operations	$7,794,934	$1,699,610	$1,832,743	$1,691,343
Distributions to preferred shareholders	182,756	103,957	80,417	54,269

Net increase in net assets from operations excluding distributions to preferred shareholders	$7,977,690	$1,803,567	$1,913,160	$1,745,612
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(29,661,886)	(13,659,660)	(5,191,114)	(7,260,216)
Investments sold	39,454,968	17,677,330	8,819,336	9,734,678
Net accretion/amortization of premium (discount)	(1,939,891)	(950,032)	(683,712)	(279,826)
Amortization of deferred debt issuance costs	22,210	2,605	489	9,526
Decrease (increase) in interest receivable	(83,053)	16,201	54,128	55,579
Increase in receivable for investments sold	(6,565,136)	(2,755,497)	(372,099)	—
Decrease in receivable for variation margin on open financial futures contracts	25,360	10,750	—	7,500
Increase in receivable from the transfer agent	(17,808)	(6,256)	(10,529)	(3,497)
Decrease in payable for investments purchased	—	—	(1,356,300)	—
Increase in payable for variation margin on open financial futures contracts	—	1,125	4,062	1,875
Decrease in payable for open swap contracts	(269,245)	(192,592)	(115,974)	(189,114)
Increase in payable to affiliate for investment adviser fee	13,757	3,746	3,346	3,116
Decrease in interest expense and fees payable	(21,940)	(2,973)	(1,887)	(2,344)
Increase in accrued expenses	29,909	13,014	4,092	5,934
Net change in unrealized (appreciation) depreciation from investments	500,645	376,176	(710,900)	(926,087)
Net realized (gain) loss from investments	(1,592,390)	384,429	(231,700)	408,974
Net realized loss on extinguishment of debt	1,069	—	—	—

Net cash provided by operating activities	$7,874,259	$2,721,933	$2,124,398	$3,311,710

Cash Flows From Financing Activities

Distributions paid to common shareholders, net of reinvestments	$(9,130,562)	$(3,250,674)	$(2,238,355)	$(2,210,225)
Cash distributions paid to preferred shareholders	(184,263)	(106,429)	(80,282)	(54,140)
Proceeds from secured borrowings	2,430,000	795,000	—	—
Repayment of secured borrowings	(735,000)	—	—	—
Decrease in due to custodian	(254,434)	—	—	(111,967)

Net cash used in financing activities	$(7,874,259)	$(2,562,103)	$(2,318,637)	$(2,376,332)

Net increase (decrease) in cash	$—	$159,830	$(194,239)	$935,378

Cash at beginning of year	$—	$195,500	$223,074	$—

Cash at end of year	$—	$355,330	$28,835	$935,378

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$224,935	$69,999	$120,969	$38,845
Cash paid for interest and fees	460,015	76,686	61,179	86,800

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year (Common shares)	$12.880	$11.030	$15.470	$15.860		$15.310

Income (Loss) From Operations

Net investment income(1)	$0.961	$0.943	$1.037	$1.048		$1.058
Net realized and unrealized gain (loss)	(0.164)	1.813	(4.159)	(0.383)		0.605
Distributions to preferred shareholders
From net investment income	(0.018)	(0.058)	(0.168)	(0.303)		(0.265)
From net realized gain	—	—	(0.117)	—		—

Total income (loss) from operations	$0.779	$2.698	$(3.407)	$0.362		$1.398

Less Distributions to Common Shareholders

From net investment income	$(0.939)	$(0.848)	$(0.747)	$(0.752)		$(0.848)
From net realized gain	—	—	(0.286)	—		—

Total distributions to common shareholders	$(0.939)	$(0.848)	$(1.033)	$(0.752)		$(0.848)

Net asset value — End of year (Common shares)	$12.720	$12.880	$11.030	$15.470		$15.860

Market value — End of year (Common shares)	$14.010	$13.370	$11.650	$14.550		$15.310

Total Investment Return on Net Asset Value(2)	6.26%	26.08%	(23.08)%	2.43	%(3)	9.56%

Total Investment Return on Market Value(2)	12.78%	23.88%	(13.61)%	(0.20	)%(3)	0.13%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Municipal Fund II

	Year Ended September 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$126,814	$128,150	$109,648	$153,612		$157,463
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.22%	1.28%	1.09%	1.00	%(5)	1.02%
Interest and fee expense(6)	0.38%	0.87%	0.93%	0.99%		0.91%
Total expenses before custodian fee reduction	1.60%	2.15%	2.02%	1.99	%(5)	1.93%
Expenses after custodian fee reduction excluding interest and fees	1.22%	1.27%	1.05%	0.99	%(5)	1.01%
Net investment income	7.86%	9.05%	7.40%	6.62%		6.87%
Portfolio Turnover	13%	22%	54%	31%		26%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.89%	0.89%	0.69%	0.64	%(5)	0.65%
Interest and fee expense(6)	0.28%	0.61%	0.60%	0.64%		0.58%
Total expenses before custodian fee reduction	1.17%	1.50%	1.29%	1.28	%(5)	1.23%
Expenses after custodian fee reduction excluding interest and fees	0.89%	0.89%	0.67%	0.63	%(5)	0.64%
Net investment income	5.75%	6.32%	4.73%	4.25%		4.37%

Senior Securities:
Total preferred shares outstanding	1,788	1,788	1,788	3,500		3,500
Asset coverage per preferred share(7)	$95,926	$96,674	$86,356	$68,894		$69,992
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	During the year ended September 30, 2007, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Fund II

	Year Ended September 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$12.940	$11.310	$15.020	$15.330	$14.810

Income (Loss) From Operations

Net investment income(1)	$0.898	$0.877	$0.983	$0.981	$0.989
Net realized and unrealized gain (loss)	(0.433)	1.601	(3.583)	(0.301)	0.547
Distributions to preferred shareholders
From net investment income	(0.027)	(0.084)	(0.233)	(0.282)	(0.243)
From net realized gain	—	—	(0.053)	—	—

Total income (loss) from operations	$0.438	$2.394	$(2.886)	$0.398	$1.293

Less Distributions to Common Shareholders

From net investment income	$(0.858)	$(0.764)	$(0.693)	$(0.708)	$(0.773)
From net realized gain	—	—	(0.131)	—	—

Total distributions to common shareholders	$(0.858)	$(0.764)	$(0.824)	$(0.708)	$(0.773)

Net asset value — End of year (Common shares)	$12.520	$12.940	$11.310	$15.020	$15.330

Market value — End of year (Common shares)	$13.250	$12.500	$10.250	$14.250	$14.635

Total Investment Return on Net Asset Value(2)	3.93%	23.06%	(19.81)%	2.75%	9.15%

Total Investment Return on Market Value(2)	13.86%	31.17%	(23.40)%	2.11%	4.49%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	California Fund II

	Year Ended September 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$48,529	$50,080	$43,718	$58,010		$59,199
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.39%	1.51%	1.23%	1.11	%(4)	1.13%
Interest and fee expense(5)	0.16%	0.37%	0.42%	0.50%		0.48%
Total expenses before custodian fee reduction	1.55%	1.88%	1.65%	1.61	%(4)	1.61%
Expenses after custodian fee reduction excluding interest and fees	1.38%	1.50%	1.19%	1.09	%(4)	1.11%
Net investment income	7.47%	8.23%	7.11%	6.42%		6.66%
Portfolio Turnover	17%	17%	22%	37%		13%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.89%	0.93%	0.76%	0.71	%(4)	0.71%
Interest and fee expense(5)	0.11%	0.23%	0.26%	0.32%		0.30%
Total expenses before custodian fee reduction	1.00%	1.16%	1.02%	1.03	%(4)	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.89%	0.93%	0.74%	0.69	%(4)	0.70%
Net investment income	4.81%	5.07%	4.42%	4.09%		4.19%

Senior Securities:
Total preferred shares outstanding	1,028	1,028	1,028	1,350		1,350
Asset coverage per preferred share(6)	$72,208	$73,719	$67,578	$67,980		$68,858
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund

	Year Ended September 30,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year (Common shares)	$14.660	$12.130	$15.090	$15.640		$15.100

Income (Loss) From Operations

Net investment income(1)	$0.882	$0.901	$0.981	$0.969		$0.983
Net realized and unrealized gain (loss)	0.036	2.486	(2.981)	(0.540)		0.613
Distributions to preferred shareholders
From net investment income	(0.031)	(0.099)	(0.289)	(0.293)		(0.256)

Total income (loss) from operations	$0.887	$3.288	$(2.289)	$0.136		$1.340

Less Distributions to Common Shareholders

From net investment income	$(0.837)	$(0.758)	$(0.671)	$(0.686)		$(0.800)

Total distributions to common shareholders	$(0.837)	$(0.758)	$(0.671)	$(0.686)		$(0.800)

Net asset value — End of year (Common shares)	$14.710	$14.660	$12.130	$15.090		$15.640

Market value — End of year (Common shares)	$15.160	$15.250	$13.780	$14.820		$16.090

Total Investment Return on Net Asset Value(2)	6.43%	28.42%	(15.70)%	0.88	%(3)	9.14%

Total Investment Return on Market Value(2)	5.44%	17.59%	(2.46)%	(3.72	)%(3)	(2.28)%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Massachusetts Fund

	Year Ended September 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$25,920	$25,771	$21,311	$26,476		$27,419
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.45%	1.69%	1.41%	1.25	%(5)	1.29%
Interest and fee expense(6)	0.09%	0.23%	0.71%	0.98%		1.54%
Total expenses before custodian fee reduction	1.54%	1.92%	2.12%	2.23	%(5)	2.83%
Expenses after custodian fee reduction excluding interest and fees	1.45%	1.68%	1.38%	1.25	%(5)	1.26%
Net investment income	6.29%	7.41%	6.83%	6.27%		6.50%
Portfolio Turnover	27%	43%	12%	15%		15%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.94%	1.03%	0.88%	0.81	%(5)	0.81%
Interest and fee expense(6)	0.05%	0.14%	0.45%	0.62%		0.97%
Total expenses before custodian fee reduction	0.99%	1.17%	1.33%	1.43	%(5)	1.78%
Expenses after custodian fee reduction excluding interest and fees	0.94%	1.03%	0.87%	0.80	%(5)	0.80%
Net investment income	4.06%	4.53%	4.27%	3.99%		4.10%

Senior Securities:
Total preferred shares outstanding	543	543	543	620		620
Asset coverage per preferred share(7)	$72,737	$72,462	$64,287	$67,711		$69,229
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	During the year ended September 30, 2007, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Fund

	Year Ended September 30,

	2010	2009	2008		2007	2006

Net asset value — Beginning of year (Common shares)	$14.730	$12.570	$15.150		$15.430	$15.000

Income (Loss) From Operations

Net investment income(1)	$0.928	$0.925	$0.975		$0.985	$0.991
Net realized and unrealized gain (loss)	(0.208)	2.110	(2.590)		(0.309)	0.462
Distributions to preferred shareholders
From net investment income	(0.036)	(0.113)	(0.295)		(0.288)	(0.252)

Total income (loss) from operations	$0.684	$2.922	$(1.910)		$0.388	$1.201

Less Distributions to Common Shareholders

From net investment income	$(0.874)	$(0.762)	$(0.670)		$(0.668)	$(0.771)

Total distributions to common shareholders	$(0.874)	$(0.762)	$(0.670)		$(0.668)	$(0.771)

Net asset value — End of year (Common shares)	$14.540	$14.730	$12.570		$15.150	$15.430

Market value — End of year (Common shares)	$14.430	$13.900	$10.400		$14.030	$14.190

Total Investment Return on Net Asset Value(2)	5.16%	25.29%	(12.66	)%(3)	2.81%	8.44%

Total Investment Return on Market Value(2)	10.60%	42.90%	(21.97	)%(3)	3.53%	(7.67)%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Michigan Fund

	Year Ended September 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$21,985	$22,276	$19,007	$22,912		$23,335
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.49%	1.70%	1.49%	1.29	%(5)	1.32%
Interest and fee expense(6)	—	—	0.54%	0.98%		0.90%
Total expenses before custodian fee reduction	1.49%	1.70%	2.03%	2.27	%(5)	2.22%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.69%	1.48%	1.27	%(5)	1.30%
Net investment income	6.55%	7.30%	6.72%	6.43%		6.62%
Portfolio Turnover	2%	9%	11%	6%		6%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	0.92%	1.00%	0.93%	0.81	%(5)	0.83%
Interest and fee expense(6)	—	—	0.33%	0.62%		0.56%
Total expenses before custodian fee reduction	0.92%	1.00%	1.26%	1.43	%(5)	1.39%
Expenses after custodian fee reduction excluding interest and fees	0.92%	1.00%	0.92%	0.80	%(5)	0.82%
Net investment income	4.04%	4.30%	4.16%	4.06%		4.15%

Senior Securities:
Total preferred shares outstanding	533	533	540	540		540
Asset coverage per preferred share(7)	$66,248	$66,794	$60,199	$67,442		$68,222
Involuntary liquidation preference per preferred share(8)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(8)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	During the year ended September 30, 2008, the investment adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Fund

	Year Ended September 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$14.620	$11.980	$15.690	$15.840	$15.240

Income (Loss) From Operations

Net investment income(1)	$0.943	$0.926	$0.982	$0.996	$1.002
Net realized and unrealized gain (loss)	(0.207)	2.740	(3.393)	(0.150)	0.671
Distributions to preferred shareholders
From net investment income	(0.031)	(0.088)	(0.196)	(0.286)	(0.253)
From net realized gain	—	(0.016)	(0.114)	—	—

Total income (loss) from operations	$0.705	$3.562	$(2.721)	$0.560	$1.420

Less Distributions to Common Shareholders

From net investment income	$(0.915)	$(0.819)	$(0.706)	$(0.710)	$(0.820)
From net realized gain	—	(0.103)	(0.283)	—	—

Total distributions to common shareholders	$(0.915)	$(0.922)	$(0.989)	$(0.710)	$(0.820)

Net asset value — End of year (Common shares)	$14.410	$14.620	$11.980	$15.690	$15.840

Market value — End of year (Common shares)	$15.350	$14.730	$11.880	$14.790	$16.400

Total Investment Return on Net Asset Value(2)	5.10%	31.84%	(18.15)%	3.64%	9.65%

Total Investment Return on Market Value(2)	11.12%	33.95%	(13.88)%	(5.66)%	6.53%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New Jersey Fund

	Year Ended September 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$37,222	$37,628	$30,776	$40,262		$40,620
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.36%	1.53%	1.33%	1.14	%(4)	1.19%
Interest and fee expense(5)	0.17%	0.46%	1.16%	0.92%		0.86%
Total expenses before custodian fee reduction	1.53%	1.99%	2.49%	2.06	%(4)	2.05%
Expenses after custodian fee reduction excluding interest and fees	1.36%	1.52%	1.28%	1.11	%(4)	1.16%
Net investment income	6.79%	7.81%	6.72%	6.29%		6.59%
Portfolio Turnover	8%	39%	48%	27%		22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.88%	0.93%	0.84%	0.73	%(4)	0.75%
Interest and fee expense(5)	0.11%	0.28%	0.73%	0.59%		0.55%
Total expenses before custodian fee reduction	0.99%	1.21%	1.57%	1.32	%(4)	1.30%
Expenses after custodian fee reduction excluding interest and fees	0.88%	0.92%	0.81%	0.72	%(4)	0.73%
Net investment income	4.39%	4.75%	4.24%	4.05%		4.18%

Senior Securities:
Total preferred shares outstanding	784	784	812	900		900
Asset coverage per preferred share(6)	$72,478	$72,996	$62,907	$69,751		$70,144
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Fund II

	Year Ended September 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$13.620	$11.530	$15.240	$15.760	$15.300

Income (Loss) From Operations

Net investment income(1)	$0.847	$0.857	$0.938	$0.969	$0.990
Net realized and unrealized gain (loss)	(0.167)	2.087	(3.483)	(0.256)	0.542
Distributions to preferred shareholders
From net investment income	(0.021)	(0.066)	(0.237)	(0.209)	(0.240)
From net realized gain	—	—	(0.049)	(0.079)	(0.015)

Total income (loss) from operations	$0.659	$2.878	$(2.831)	$0.425	$1.277

Less Distributions to Common Shareholders

From net investment income	$(0.879)	$(0.788)	$(0.699)	$(0.697)	$(0.732)
From net realized gain	—	—	(0.180)	(0.248)	(0.085)

Total distributions to common shareholders	$(0.879)	$(0.788)	$(0.879)	$(0.945)	$(0.817)

Net asset value — End of year (Common shares)	$13.400	$13.620	$11.530	$15.240	$15.760

Market value — End of year (Common shares)	$14.000	$13.610	$10.580	$14.440	$14.420

Total Investment Return on Net Asset Value(2)	5.20%	26.71%	(19.25)%	3.00%	9.02%

Total Investment Return on Market Value(2)	9.99%	37.98%	(21.80)%	6.66%	4.75%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	New York Fund II

	Year Ended September 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$34,328	$34,847	$29,459	$38,947		$40,263
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.41%	1.51%	1.33%	1.16	%(4)	1.14%
Interest and fee expense(5)	0.28%	0.63%	0.46%	0.46%		0.42%
Total expenses before custodian fee reduction	1.69%	2.14%	1.79%	1.62	%(4)	1.56%
Expenses after custodian fee reduction excluding interest and fees	1.41%	1.50%	1.28%	1.14	%(4)	1.11%
Net investment income	6.49%	7.67%	6.67%	6.24%		6.48%
Portfolio Turnover	13%	30%	44%	38%		26%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	1.01%	1.03%	0.83%	0.74	%(4)	0.72%
Interest and fee expense(5)	0.20%	0.43%	0.29%	0.29%		0.27%
Total expenses before custodian fee reduction	1.21%	1.46%	1.12%	1.03	%(4)	0.99%
Expenses after custodian fee reduction excluding interest and fees	1.01%	1.02%	0.80%	0.73	%(4)	0.71%
Net investment income	4.65%	5.24%	4.17%	3.98%		4.11%

Senior Securities:
Total preferred shares outstanding	530	530	530	900		900
Asset coverage per preferred share(6)	$89,770	$90,749	$80,583	$68,285		$69,746
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Fund

	Year Ended September 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$12.980	$11.330	$14.970	$15.330	$14.830

Income (Loss) From Operations

Net investment income(1)	$0.828	$0.846	$0.948	$0.966	$0.978
Net realized and unrealized gain (loss)	(0.058)	1.592	(3.665)	(0.361)	0.497
Distributions to preferred shareholders
From net investment income	(0.028)	(0.101)	(0.298)	(0.301)	(0.263)

Total income (loss) from operations	$0.742	$2.337	$(3.015)	$0.304	$1.212

Less Distributions to Common Shareholders

From net investment income	$(0.762)	$(0.687)	$(0.625)	$(0.664)	$(0.712)

Total distributions to common shareholders	$(0.762)	$(0.687)	$(0.625)	$(0.664)	$(0.712)

Net asset value — End of year (Common shares)	$12.960	$12.980	$11.330	$14.970	$15.330

Market value — End of year (Common shares)	$14.100	$13.250	$11.250	$13.710	$14.600

Total Investment Return on Net Asset Value(2)	6.04%	22.05%	(20.51)%	2.17%	8.58%

Total Investment Return on Market Value(2)	13.01%	25.48%	(13.81)%	(1.75)%	5.69%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Ohio Fund

	Year Ended September 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$32,726	$32,710	$28,495	$37,617		$38,532
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.36%	1.57%	1.35%	1.16	%(4)	1.19%
Interest and fee expense(5)	0.02%	0.10%	0.29%	0.53%		0.41%
Total expenses before custodian fee reduction	1.38%	1.67%	1.64%	1.69	%(4)	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.36%	1.57%	1.33%	1.14	%(4)	1.16%
Net investment income	6.61%	7.87%	6.82%	6.33%		6.56%
Portfolio Turnover	11%	18%	22%	30%		16%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.88%	0.95%	0.83%	0.74	%(4)	0.75%
Interest and fee expense(5)	0.01%	0.06%	0.18%	0.34%		0.26%
Total expenses before custodian fee reduction	0.89%	1.01%	1.01%	1.08	%(4)	1.01%
Expenses after custodian fee reduction excluding interest and fees	0.88%	0.95%	0.82%	0.72	%(4)	0.73%
Net investment income	4.30%	4.77%	4.19%	4.03%		4.14%

Senior Securities:
Total preferred shares outstanding	680	680	875	875		875
Asset coverage per preferred share(6)	$73,128	$73,104	$57,579	$67,991		$69,036
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund

	Year Ended September 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year (Common shares)	$13.900	$12.030	$15.270	$15.470	$14.930

Income (Loss) From Operations

Net investment income(1)	$0.878	$0.889	$0.995	$0.995	$0.994
Net realized and unrealized gain (loss)	(0.270)	2.123	(3.047)	(0.209)	0.559
Distributions to preferred shareholders
From net investment income	(0.030)	(0.071)	(0.236)	(0.291)	(0.266)
From net realized gain	—	(0.045)	(0.076)	—	—

Total income (loss) from operations	$0.578	$2.896	$(2.364)	$0.495	$1.287

Less Distributions to Common Shareholders

From net investment income	$(0.838)	$(0.753)	$(0.693)	$(0.695)	$(0.747)
From net realized gain	—	(0.273)	(0.183)	—	—

Total distributions to common shareholders	$(0.838)	$(1.026)	$(0.876)	$(0.695)	$(0.747)

Net asset value — End of year (Common shares)	$13.640	$13.900	$12.030	$15.270	$15.470

Market value — End of year (Common shares)	$14.230	$14.600	$13.400	$14.150	$15.020

Total Investment Return on Net Asset Value(2)	4.53%	27.36%	(16.07)%	3.44%	9.00%

Total Investment Return on Market Value(2)	3.82%	20.09%	0.88%	(1.28)%	1.68%

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Pennsylvania Fund

	Year Ended September 30,

	2010	2009	2008	2007		2006

Ratios/Supplemental Data

Net assets applicable to common shares, end of year (000’s omitted)	$40,256	$40,956	$35,413	$44,955		$45,516
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.36%	1.52%	1.30%	1.15	%(4)	1.18%
Interest and fee expense(5)	0.07%	0.17%	1.03%	0.83%		0.78%
Total expenses before custodian fee reduction	1.43%	1.69%	2.33%	1.98	%(4)	1.96%
Expenses after custodian fee reduction excluding interest and fees	1.36%	1.51%	1.28%	1.12	%(4)	1.15%
Net investment income	6.67%	7.80%	6.86%	6.45%		6.64%
Portfolio Turnover	19%	8%	28%	24%		22%

The ratios reported above are based on net assets applicable to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.87%	0.91%	0.81%	0.73	%(4)	0.74%
Interest and fee expense(5)	0.05%	0.10%	0.64%	0.53%		0.49%
Total expenses before custodian fee reduction	0.92%	1.01%	1.45%	1.26	%(4)	1.23%
Expenses after custodian fee reduction excluding interest and fees	0.87%	0.90%	0.80%	0.71	%(4)	0.72%
Net investment income	4.28%	4.68%	4.26%	4.10%		4.17%

Senior Securities:
Total preferred shares outstanding	869	869	1,040	1,040		1,040
Asset coverage per preferred share(6)	$71,327	$72,133	$59,091	$68,233		$68,770
Involuntary liquidation preference per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000
Approximate market value per preferred share(7)	$25,000	$25,000	$25,000	$25,000		$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(6)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(7)	Plus accumulated and unpaid dividends.

See notes to financial statements

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Municipal Bond Fund II (formerly, Eaton Vance Insured Municipal Bond Fund II) (Municipal Fund II), Eaton Vance California Municipal Bond Fund II (formerly, Eaton Vance Insured California Municipal Bond Fund II) (California Fund II), Eaton Vance Massachusetts Municipal Bond Fund (formerly, Eaton Vance Insured Massachusetts Municipal Bond Fund) (Massachusetts Fund), Eaton Vance Michigan Municipal Bond Fund (formerly, Eaton Vance Insured Michigan Municipal Bond Fund) (Michigan Fund), Eaton Vance New Jersey Municipal Bond Fund (formerly, Eaton Vance Insured New Jersey Municipal Bond Fund) (New Jersey Fund), Eaton Vance New York Municipal Bond Fund II (formerly, Eaton Vance Insured New York Municipal Bond Fund II) (New York Fund II), Eaton Vance Ohio Municipal Bond Fund (formerly, Eaton Vance Insured Ohio Municipal Bond Fund) (Ohio Fund) and Eaton Vance Pennsylvania Municipal Bond Fund (formerly, Eaton Vance Insured Pennsylvania Municipal Bond Fund) (Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies, except for Municipal Fund II, which is a diversified, closed-end management investment company. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap quotations provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Municipal II	$658,427	September 30, 2016
	2,011,041	September 30, 2017
	11,539,291	September 30, 2018

California II	$52,500	September 30, 2016
	1,365,711	September 30, 2017
	3,330,399	September 30, 2018

Massachusetts	$179,329	September 30, 2013
	94,578	September 30, 2017
	1,054,999	September 30, 2018

Michigan	$384,407	September 30, 2013
	1,883	September 30, 2016
	579,696	September 30, 2018

New Jersey	$244,927	September 30, 2017
	2,060,337	September 30, 2018

New York II	$41,818	September 30, 2016
	1,233,356	September 30, 2017
	1,545,637	September 30, 2018

Ohio	$321,978	September 30, 2013
	83,319	September 30, 2016
	1,620,085	September 30, 2017
	3,381,936	September 30, 2018

Pennsylvania	$1,949,047	September 30, 2018

Additionally, at September 30, 2010, the Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund had net capital losses of $1,499,034, $1,573,635, $225,669, $524,009, $1,550,366, $1,647,209, $692,166 and $730,899, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2011.

As of September 30, 2010, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Fund) could be deemed to have personal liability for the obligations of the Fund. However, each Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties.

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity of the related trust. Unamortized structuring fees related to a terminated SPV are recorded as a realized loss on extinguishment of debt. At September 30, 2010, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

Municipal II	$59,060,000	0.27 – 0.32	$71,303,338
California II	10,370,000	0.27 – 0.29	12,413,421
Massachusetts	3,330,000	0.27 – 0.30	4,307,161
New Jersey	6,346,000	0.27 – 0.32	8,591,968
New York II	11,335,000	0.27 – 0.29	13,361,227
Ohio	1,010,000	0.32 – 0.37	1,796,042
Pennsylvania	4,350,000	0.28 – 0.37	7,427,692

For the year ended September 30, 2010, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees and amortization of deferred debt issuance costs were as follows:

	Average Floating
	Rate Notes	Average
Fund	Outstanding	Interest Rate

Municipal II	$58,263,726	0.79%
California II	9,897,356	0.77
Massachusetts	2,812,767	0.77
New Jersey	6,346,000	0.94
New York II	11,335,000	0.83
Ohio	1,010,000	0.71
Pennsylvania	2,790,822	1.05

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2010.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

I  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2   Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. Series of APS are identical in all respects except for the reset dates of the dividend rates.

The number of APS issued and outstanding as of September 30, 2010 is as follows:

APS Issued and
Fund	Outstanding

Municipal II
Series A	894
Series B	894
California II	1,028
Massachusetts	543
Michigan	533
New Jersey	784
New York II	530
Ohio	680
Pennsylvania	869

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-laws and the 1940 Act. Each Fund pays an annual fee up to 0.15% of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains, (reduced by available capital loss carryforwards from prior years, if any). Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at September 30, 2010, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the year then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
	September 30, 2010	Shareholders	Rates	Ranges (%)

Municipal II
Series A	0.43%	$90,406	0.40%	0.24–0.56
Series B	0.46	92,350	0.41	0.24–0.56
California II	0.46	103,957	0.40	0.24–0.56
Massachusetts	0.46	54,821	0.40	0.24–0.56
Michigan	0.43	54,182	0.41	0.26–0.50
New Jersey	0.43	80,417	0.41	0.26–0.62
New York II	0.43	54,269	0.41	0.26–0.58
Ohio	0.46	69,754	0.41	0.24–0.56
Pennsylvania	0.46	87,380	0.40	0.24–0.56

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of September 30, 2010.

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2010 and September 30, 2009 was as follows:

	Municipal	California	Massachusetts	Michigan
Year Ended September 30, 2010	Fund II	Fund II	Fund	Fund

Distributions declared from:
Tax-exempt income	$9,537,273	$3,424,169	$1,527,589	$1,375,739
Ordinary income	$980	$461	$200	$—

	New Jersey	New York	Ohio	Pennsylvania
Year Ended September 30, 2010	Fund	Fund II	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,438,432	$2,303,145	$1,990,886	$2,558,583
Ordinary income	$1,309	$194	$1,235	$—

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

	Municipal	California	Massachusetts	Michigan
Year Ended September 30, 2009	Fund II	Fund II	Fund	Fund

Distributions declared from:
Tax-exempt income	$9,012,856	$3,279,960	$1,504,880	$1,322,740
Ordinary income	$3,009	$538	$2,021	$—

	New Jersey	New York	Ohio	Pennsylvania
Year Ended September 30, 2009	Fund	Fund II	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,331,670	$2,182,191	$1,983,618	$2,423,937
Ordinary income	$3,088	$715	$—	$188,110
Long-term capital gains	$305,428	$—	$—	$752,423

During the year ended September 30, 2010, the following amounts were reclassified due to differences between book and tax accounting, primarily for accretion of market discount.

	Municipal	California	Massachusetts	Michigan
	Fund II	Fund II	Fund	Fund

Decrease (increase) in accumulated net realized loss	$(98,507)	$(1,476)	$(6,540)	$13,146
Increase (decrease) in accumulated undistributed net investment income	$98,507	$1,476	$6,540	$(13,146)

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Decrease (increase) in accumulated net realized loss	$20,785	$(25,653)	$46,242	$37,990
Increase (decrease) in accumulated undistributed net investment income	$(20,785)	$25,653	$(46,242)	$(37,990)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Municipal	California	Massachusetts	Michigan
	Fund II	Fund II	Fund	Fund

Undistributed tax-exempt income	$1,670,844	$387,732	$153,365	$163,671
Capital loss carryforward and post October losses	$(15,707,793)	$(6,322,245)	$(1,554,575)	$(1,489,995)
Net unrealized appreciation (depreciation)	$(543,169)	$(473,651)	$2,330,988	$1,875,270
Other temporary differences	$(1,942)	$(304)	$(1,186)	$(314)

	New Jersey	New York	Ohio	Pennsylvania
	Fund	Fund II	Fund	Fund

Undistributed tax-exempt income	$261,229	$255,738	$214,796	$392,613
Capital loss carryforward and post October losses	$(3,855,630)	$(4,468,020)	$(6,099,484)	$(2,679,946)
Net unrealized appreciation	$4,190,088	$2,233,231	$2,819,617	$693,821
Other temporary differences	$(690)	$(311)	$(1,276)	$(1,900)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, the timing of recognizing distributions to shareholders, futures contracts, accretion of market discount and inverse floaters.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Funds for fees and other expenses at an annual rate of 0.15% of average weekly gross assets of each Fund during the first five full years of its operations, 0.10% of a Fund’s average weekly gross assets in year six, and 0.05% in year seven. The Funds concluded their first seven full years of operations on November 29, 2009. For the year ended September 30, 2010, the investment adviser fee and expenses contractually reduced by EVM were as follows:

		Expenses
	Investment	Reduced by
Fund	Adviser Fee	EVM

Municipal II	$1,150,771	$16,776
California II	441,839	6,532
Massachusetts	221,024	3,233
Michigan	191,164	2,810
New Jersey	320,719	4,638
New York II	307,467	4,503
Ohio	272,968	4,002
Pennsylvania	348,209	5,052

Except for Trustees of the Funds who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2010 were as follows:

Fund	Purchases	Sales

Municipal II	$29,661,886	$39,454,968
California II	13,659,660	17,677,330
Massachusetts	11,976,517	11,166,698
Michigan	698,432	1,418,092
New Jersey	5,191,114	8,819,336
New York II	7,260,216	9,734,678
Ohio	5,260,614	5,690,173
Pennsylvania	12,553,417	11,586,979

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the years ended September 30, 2010 and September 30, 2009 were as follows:

	Year Ended September 30,
Fund	2010	2009

Municipal II	17,591	15,775
California II	5,807	5,322
Massachusetts	4,173	1,835
Michigan	391	132
New Jersey	8,500	5,648
New York II	2,956	2,353
Ohio	6,248	5,911
Pennsylvania	5,032	2,397

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2010, as determined on a federal income tax basis, were as follows:

Municipal Fund II

Aggregate cost	$167,334,705

Gross unrealized appreciation	$3,870,368
Gross unrealized depreciation	(4,343,974)

Net unrealized depreciation	$(473,606)

California Fund II

Aggregate cost	$72,590,228

Gross unrealized appreciation	$4,333,439
Gross unrealized depreciation	(4,804,383)

Net unrealized depreciation	$(470,944)

Massachusetts Fund

Aggregate cost	$36,455,386

Gross unrealized appreciation	$2,814,134
Gross unrealized depreciation	(470,468)

Net unrealized appreciation	$2,343,666

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Michigan Fund

Aggregate cost	$33,105,511

Gross unrealized appreciation	$2,519,258
Gross unrealized depreciation	(633,218)

Net unrealized appreciation	$1,886,040

New Jersey Fund

Aggregate cost	$51,492,449

Gross unrealized appreciation	$5,109,862
Gross unrealized depreciation	(901,365)

Net unrealized appreciation	$4,208,497

New York Fund II

Aggregate cost	$43,738,839

Gross unrealized appreciation	$3,574,273
Gross unrealized depreciation	(1,321,513)

Net unrealized appreciation	$2,252,760

Ohio Fund

Aggregate cost	$46,089,897

Gross unrealized appreciation	$3,880,735
Gross unrealized depreciation	(1,043,998)

Net unrealized appreciation	$2,836,737

Pennsylvania Fund

Aggregate cost	$59,923,664

Gross unrealized appreciation	$2,962,005
Gross unrealized depreciation	(1,931,117)

Net unrealized appreciation	$1,030,888

8   Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At September 30, 2010, Municipal Fund II and Michigan Fund had payments due to SSBT pursuant to the foregoing arrangement of $557,866 and $84,345, respectively.

9   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2010 is as follows:

Futures Contracts

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Municipal II	12/10	41 U.S. 10-Year Treasury Note	Short	$(5,118,450)	$(5,167,922)	$(49,472)
	12/10	44 U.S. 30-Year Treasury Bond	Short	(5,793,474)	(5,883,625)	(90,151)

California II	12/10	18 U.S. 30-Year Treasury Bond	Short	$(2,418,831)	$(2,406,938)	$11,893

Michigan	12/10	2 U.S. 10-Year Treasury Note	Short	$(249,681)	$(252,094)	$(2,413)
	12/10	4 U.S. 30-Year Treasury Bond	Short	(537,518)	(534,875)	2,643

New Jersey	12/10	65 U.S. 30-Year Treasury Bond	Short	$(8,702,155)	$(8,691,718)	$10,437

New York II	12/10	30 U.S. 30-Year Treasury Bond	Short	$(4,031,385)	$(4,011,563)	$19,822

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Futures Contracts (continued)

						Net
						Unrealized
	Expiration			Aggregate		Appreciation
Fund	Date	Contracts	Position	Cost	Value	(Depreciation)

Ohio	12/10	14 U.S. 10-Year Treasury Note	Short	$(1,747,763)	$(1,764,656)	$(16,893)
	12/10	12 U.S. 30-Year Treasury Bond	Short	(1,578,490)	(1,604,625)	(26,135)

Interest Rate Swaps
Municipal Fund II

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$3,000,000	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$(65,082)

Merrill Lynch Capital Services, Inc.	3,000,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(4,481)

					$(69,563)

California Fund II

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$1,812,500	3.374%	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	$(2,707)

					$(2,707)

Massachusetts Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$525,000	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$(11,390)

Merrill Lynch Capital Services, Inc.	862,500	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(1,288)

					$(12,678)

Interest Rate Swaps (continued)
Michigan Fund
		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$450,000	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$(9,762)

Merrill Lynch Capital Services, Inc.	675,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(1,008)

					$(10,770)

New Jersey Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$762,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$(16,542)

Merrill Lynch Capital Services, Inc.	1,250,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(1,867)

					$(18,409)

New York Fund II

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$762,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$(16,542)

Merrill Lynch Capital Services, Inc.	2,000,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(2,987)

					$(19,529)

Ohio Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$737,500	3.488%	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	$(16,000)

Merrill Lynch Capital Services, Inc.	750,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(1,120)

					$(17,120)

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Interest Rate Swaps (continued)

Pennsylvania Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Barclays Bank PLC	$3,000,000	3.889%	3-month USD-LIBOR-BBA	October 20, 2010/ October 20, 2040	$(319,845)

JPMorgan Chase Co.	725,000	3.488	3-month USD-LIBOR-BBA	December 14, 2010/ December 14, 2040	(15,728)

Merrill Lynch Capital Services, Inc.	1,000,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(1,494)

					$(337,067)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At September 30, 2010, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund enters into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At September 30, 2010, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of securities pledged as collateral, if any, for open interest rate swap contracts at September 30, 2010 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At September 30, 2010, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2010 were as follows:

	Fair Value

	Asset Derivative		Liability Derivative

Municipal Fund II
Futures Contracts	$—		$(139,623	)(1)
Interest Rate Swaps	—		(69,563	)(2)

Total	$—		$(209,186)

California Fund II
Futures Contracts	$11,893	(3)	$—
Interest Rate Swaps	—		(2,707	)(2)

Total	$11,893		$(2,707)

Massachusetts Fund
Interest Rate Swaps	$—		$(12,678	)(2)

Total	$—		$(12,678)

Michigan Fund
Futures Contracts	$2,643	(3)	$(2,413	)(1)
Interest Rate Swaps	—		(10,770	)(2)

Total	$2,643		$(13,183)

New Jersey Fund
Futures Contracts	$10,437	(3)	$—
Interest Rate Swaps	—		(18,409	)(2)

Total	$10,437		$(18,409)

New York Fund II
Futures Contracts	$19,822	(3)	$—
Interest Rate Swaps	—		(19,529	)(2)

Total	$19,822		$(19,529)

Ohio Fund
Futures Contracts	$—		$(43,028	)(1)
Interest Rate Swaps	—		(17,120	)(2)

Total	$—		$(60,148)

Pennsylvania Fund
Interest Rate Swaps	$—		$(337,067	)(2)

Total	$—		$(337,067)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation (depreciation).

(3)	Amount represents cumulative unrealized appreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2010 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation) on
	Derivatives	Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

Municipal II	$(3,152,775)	$469,750
California II	(1,203,172)	289,628
Massachusetts	(307,580)	80,030
Michigan	(397,782)	85,632
New Jersey	(1,588,099)	126,411
New York II	(1,205,892)	267,635
Ohio	(894,460)	129,862
Pennsylvania	(461,765)	(162,902)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended September 30, 2010, which are indicative of the volume of these derivative types, were approximately as follows:

	Average Notional Amount
Fund	Futures Contracts	Interest Rate Swaps

Municipal II	$13,969,000	$6,000,000
California II	3,531,000	2,862,500
Massachusetts	—	1,388,000
Michigan	923,000	1,125,000
New Jersey	3,500,000	2,012,500
New York II	3,000,000	2,762,500
Ohio	4,315,000	1,488,000
Pennsylvania	—	3,879,000

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2010, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Municipal Fund II
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$221,251,099	$—	$221,251,099

Total Investments	$—	$221,251,099	$—	$221,251,099

Liability Description

Futures Contracts	$(139,623)	$—	$—	$(139,623)
Interest Rate Swaps	—	(69,563)	—	(69,563)

Total	$(139,623)	$(69,563)	$—	$(209,186)

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

California Fund II
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$80,824,284	$—	$80,824,284

Total Investments	$—	$80,824,284	$—	$80,824,284

Futures Contracts	$11,893	$—	$—	$11,893

Total	$11,893	$80,824,284	$—	$80,836,177

Liability Description

Interest Rate Swaps	$—	$(2,707)	$—	$(2,707)

Total	$—	$(2,707)	$—	$(2,707)

Massachusetts Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$42,129,052	$—	$42,129,052

Total Investments	$—	$42,129,052	$—	$42,129,052

Liability Description

Interest Rate Swaps	$—	$(12,678)	$—	$(12,678)

Total	$—	$(12,678)	$—	$(12,678)

Michigan Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$34,991,551	$—	$34,991,551

Total Investments	$—	$34,991,551	$—	$34,991,551

Futures Contracts	$2,643	$—	$—	$2,643

Total	$2,643	$34,991,551	$—	$34,994,194

Liability Description

Futures Contracts	$(2,413)	$—	$—	$(2,413)
Interest Rate Swaps	—	(10,770)	—	(10,770)

Total	$(2,413)	$(10,770)	$—	$(13,183)

New Jersey Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$62,046,946	$—	$62,046,946

Total Investments	$—	$62,046,946	$—	$62,046,946

Futures Contracts	$10,437	$—	$—	$10,437
Total	$10,437	$62,046,946	$—	$62,057,383

Liability Description

Interest Rate Swaps	$—	$(18,409)	$—	$(18,409)

Total	$—	$(18,409)	$—	$(18,409)

New York Fund II
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$57,326,599	$—	$57,326,599

Total Investments	$—	$57,326,599	$—	$57,326,599

Futures Contracts	$19,822	$—	$—	$19,822

Total	$19,822	$57,326,599	$—	$57,346,421

Liability Description

Interest Rate Swaps	$—	$(19,529)	$—	$(19,529)

Total	$—	$(19,529)	$—	$(19,529)

Ohio Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$49,936,634	$—	$49,936,634

Total Investments	$—	$49,936,634	$—	$49,936,634

Liability Description

Futures Contracts	$(43,028)	$—	$—	$(43,028)
Interest Rate Swaps	—	(17,120)	—	(17,120)

Total	$(43,028)	$(17,120)	$—	$(60,148)

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Pennsylvania Fund
	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$65,304,552	$—	$65,304,552

Total Investments	$—	$65,304,552	$—	$65,304,552

Liability Description

Interest Rate Swaps	$—	$(337,067)	$—	$(337,067)

Total	$—	$(337,067)	$—	$(337,067)

The Funds held no investments or other financial instruments as of September 30, 2009 whose fair value was determined using Level 3 inputs.

11   Name Change

Effective February 1, 2010, the names of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund were changed from Eaton Vance Insured Municipal Bond Fund II, Eaton Vance Insured California Municipal Bond Fund II, Eaton Vance Insured Massachusetts Municipal Bond Fund, Eaton Vance Insured Michigan Municipal Bond Fund, Eaton Vance Insured New Jersey Municipal Bond Fund, Eaton Vance Insured New York Municipal Bond Fund II, Eaton Vance Insured Ohio Municipal Bond Fund and Eaton Vance Insured Pennsylvania Municipal Bond Fund, respectively. The name changes resulted from a modification to each Fund’s 80 percent policy to eliminate the requirement to invest primarily in insured municipal obligations, which was approved by the Funds’ shareholders.

Eaton Vance Municipal Bond Funds as of September 30, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of Eaton Vance Municipal Bond Fund II (formerly, Eaton Vance Insured Municipal Bond Fund II), Eaton Vance California Municipal Bond Fund II (formerly, Eaton Vance Insured California Municipal Bond Fund II), Eaton Vance Massachusetts Municipal Bond Fund (formerly, Eaton Vance Insured Massachusetts Municipal Bond Fund), Eaton Vance Michigan Municipal Bond Fund (formerly, Eaton Vance Insured Michigan Municipal Bond Fund), Eaton Vance New Jersey Municipal Bond Fund (formerly, Eaton Vance Insured New Jersey Municipal Bond Fund), Eaton Vance New York Municipal Bond Fund II (formerly, Eaton Vance Insured New York Municipal Bond Fund II), Eaton Vance Ohio Municipal Bond Fund (formerly, Eaton Vance Insured Ohio Municipal Bond Fund), and Eaton Vance Pennsylvania Municipal Bond Fund (formerly, Eaton Vance Insured Pennsylvania Municipal Bond Fund):
We have audited the accompanying statements of assets and liabilities of Eaton Vance Municipal Bond Fund II (formerly, Eaton Vance Insured Municipal Bond Fund II), Eaton Vance California Municipal Bond Fund II (formerly, Eaton Vance Insured California Municipal Bond Fund II), Eaton Vance Massachusetts Municipal Bond Fund (formerly, Eaton Vance Insured Massachusetts Municipal Bond Fund), Eaton Vance Michigan Municipal Bond Fund (formerly, Eaton Vance Insured Michigan Municipal Bond Fund), Eaton Vance New Jersey Municipal Bond Fund (formerly, Eaton Vance Insured New Jersey Municipal Bond Fund), Eaton Vance New York Municipal Bond Fund II (formerly, Eaton Vance Insured New York Municipal Bond Fund II), Eaton Vance Ohio Municipal Bond Fund (formerly, Eaton Vance Insured Ohio Municipal Bond Fund), and Eaton Vance Pennsylvania Municipal Bond Fund (formerly, Eaton Vance Insured Pennsylvania Municipal Bond Fund) (collectively, the “Funds”), including the portfolios of investments, as of September 30, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the statements of cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II for the year then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance Massachusetts Municipal Bond Fund, Eaton Vance Michigan Municipal Bond Fund, Eaton Vance New Jersey Municipal Bond Fund, Eaton Vance New York Municipal Bond Fund II, Eaton Vance Ohio Municipal Bond Fund, and Eaton Vance Pennsylvania Municipal Bond Fund as of September 30, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, and the cash flows of Eaton Vance Municipal Bond Fund II, Eaton Vance California Municipal Bond Fund II, Eaton Vance New Jersey Municipal Bond Fund, and Eaton Vance New York Municipal Bond Fund II for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 15, 2010

Eaton Vance Municipal Bond Funds as of September 30, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of the Funds’ fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Eaton Vance Municipal Bond Fund II	99.99%
Eaton Vance California Municipal Bond Fund II	99.99%
Eaton Vance Massachusetts Municipal Bond Fund	99.99%
Eaton Vance Michigan Municipal Bond Fund	100.00%
Eaton Vance New Jersey Municipal Bond Fund	99.95%
Eaton Vance New York Municipal Bond Fund II	99.99%
Eaton Vance Ohio Municipal Bond Fund	99.94%
Eaton Vance Pennsylvania Municipal Bond Fund	100.00%

Eaton Vance Municipal Bond Funds as of September 30, 2010

NOTICE TO SHAREHOLDERS

At a joint Special Meeting of Shareholders held on January 29, 2010, shareholders of the Funds approved a modification to each Fund’s 80 percent policy to eliminate the requirement to invest primarily in insured municipal obligations. Effective February 1, 2010, the Funds are required, under normal market conditions, to invest at least 80 percent of net assets in municipal obligations rated A or better by Moody’s, S&P or Fitch and each Fund eliminated “Insured” from its name. For purposes of the Funds’ 80 percent requirement, the rating of insured obligations will be deemed to be the higher of the claims-paying rating of the insurer and the rating of the underlying issue.

Eaton Vance Municipal Bond Funds

ANNUAL MEETING OF SHAREHOLDERS (Unaudited)

The Funds held their Annual Meeting of Shareholders on July 23, 2010. The following action was taken by the shareholders:

Item 1: The election of Thomas E. Faust Jr., Allen R. Freedman and Benjamin C. Esty as Class II Trustees of each Fund for a term expiring in 2013. Mr. Esty was elected solely by APS shareholders.

		Nominee for	Nominee for
	Nominee for Class II	Class II Trustee	Class II Trustee
	Trustee Elected by	Elected by All	Elected by All
	APS Shareholders:	Shareholders:	Shareholders:
Fund	Benjamin C. Esty	Thomas E. Faust Jr.	Allen R. Freedman

Municipal Fund II
For	1,212	9,187,270	9,175,523
Withheld	5	271,630	283,377
California Fund II
For	623	3,535,825	3,520,474
Withheld	0	129,231	144,582
Massachusetts Fund
For	461	1,701,728	1,702,590
Withheld	4	17,300	16,408
Michigan Fund
For	319	1,434,725	1,436,725
Withheld	0	61,427	59,427
New Jersey Fund
For	476	2,505,713	2,512,062
Withheld	0	17,322	10,973
New York Fund II
For	308	2,352,431	2,363,970
Withheld	11	117,567	106,029
Ohio Fund
For	440	2,375,545	2,335,297
Withheld	2	51,020	91,028
Pennsylvania Fund
For	638	2,835,631	2,831,685
Withheld	0	34,483	38,429

Eaton Vance Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company (AST) as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with the Fund’s transfer agent, AST, or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by the Fund. Each participant will be charged their pro-rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, AST, at 1-866-439-6787.

Eaton Vance Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Municipal Bond Funds
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company, and has no employees.

Number of Shareholders
As of September 30, 2010, our records indicate that there are 66, 25, 18, 22, 22, 36, 48 and 96 registered shareholders for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively, and approximately 4,337, 1,312, 828, 893, 1,254, 1,201, 1,358 and 1,640 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Municipal Fund II, California Fund II, Massachusetts Fund, Michigan Fund, New Jersey Fund, New York Fund II, Ohio Fund and Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Amex symbols
Municipal Bond Fund II	EIV
California Municipal Bond Fund II	EIA
Massachusetts Municipal Bond Fund	MAB
Michigan Municipal Bond Fund	MIW

New Jersey Municipal Bond Fund	EMJ
New York Municipal Bond Fund II	NYH
Ohio Municipal Bond Fund	EIO
Pennsylvania Municipal Bond Fund	EIP

Eaton Vance Municipal Bond Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Bond Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Municipal Bond Fund II (formerly Eaton Vance Insured Municipal Bond Fund II)
•	Eaton Vance California Municipal Bond Fund II (formerly Eaton Vance Insured California Municipal Bond Fund II)
•	Eaton Vance Massachusetts Municipal Bond Fund (formerly Eaton Vance Insured Massachusetts Municipal Bond Fund)
•	Eaton Vance Michigan Municipal Bond Fund (formerly Eaton Vance Insured Michigan Municipal Bond Fund)
•	Eaton Vance New Jersey Municipal Bond Fund (formerly Eaton Vance Insured New Jersey Municipal Bond Fund)
•	Eaton Vance New York Municipal Bond Fund II (formerly Eaton Vance Insured New York Municipal Bond Fund II)
•	Eaton Vance Ohio Municipal Bond Fund (formerly Eaton Vance Insured Ohio Municipal Bond Fund)
•	Eaton Vance Pennsylvania Municipal Bond Fund (formerly Eaton Vance Insured Pennsylvania Municipal Bond Fund)

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel (where applicable). In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

Eaton Vance Municipal Bond Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fee and total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level. The Board considered the fact that the Adviser had waived fees and/or paid expenses for each of the Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that none of the Funds is continuously offered and concluded that, in light of the level of the Adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Municipal Bond Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees and officers of Eaton Vance Municipal Bond Fund II (EIV), Eaton Vance California Municipal Bond Fund II (EIA), Eaton Vance Massachusetts Municipal Bond Fund (MAB), Eaton Vance Michigan Municipal Bond Fund (MIW), Eaton Vance New Jersey Municipal Bond Fund (EMJ), Eaton Vance New York Municipal Bond Fund II (NYH), Eaton Vance Ohio Municipal Bond Fund (EIO), and Eaton Vance Pennsylvania Municipal Bond Fund (EIP) (the Funds) are responsible for the overall management and supervision of the Funds’ affairs. The Trustees and officers of the Funds are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Funds, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By	Other Directorships Held
Date of Birth	Funds	Service	During Past Five Years and Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Class II Trustee	Until 2013. 3 years. Trustee since 2007.	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 184 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Funds.	184	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1/2/63	Class II Trustee	Until 2013. 3 years. Trustee since 2005.	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	184	None

Allen R. Freedman 4/3/40	Class II Trustee	Until 2013. 3 years. Trustee since 2007.	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	184	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 9/19/47	Class I Trustee	Until 2012. 3 years. Trustee since 2003.	Chief Financial Officer, Aveon Group, L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	184	None

Ronald A. Pearlman 7/10/40	Class III Trustee	Until 2011. 3 years. Trustee since 2003.	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	184	None

Eaton Vance Municipal Bond Funds

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and		in Fund Complex
Name and	with the	Length of	Principal Occupation(s)	Overseen By	Other Directorships Held
Date of Birth	Funds	Service	During Past Five Years and Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Helen Frame Peters 3/22/48	Class III Trustee	Until 2011. 3 years. Trustee since 2008.	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	184	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Heidi L. Steiger 7/8/53	Class III Trustee	Until 2011. 3 years. Trustee since 2007.	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	184	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm).

Lynn A. Stout 9/14/57	Class I Trustee	Until 2012. 3 years. Trustee since 2002.	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	184	None

Ralph F. Verni 1/26/43	Chairman of the Board and Class I Trustee	Until 2012. 3 years. Chairman of the Board since 2007; Trustee since 2005.	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	184	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Funds	Service	During Past Five Years

Cynthia J. Clemson 3/2/63	President of EIA, MIW, NYH, EIO and EIP; Vice President of MAB, EIV and EMJ	President since 2005 and Vice President since 2004	Vice President of EVM and BMR. Officer of 96 registered investment companies managed by EVM or BMR.

Thomas M. Metzold 8/3/58	President of MAB, EIV and EMJ; Vice President of EIA and EIP	President since 2010 and Vice President of EIA since 2010 and of EIP since 2005	Vice President of EVM and BMR. Officer of 57 registered investment companies managed by EVM or BMR.

Eaton Vance Municipal Bond Funds

MANAGEMENT AND ORGANIZATION CONT’D

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Funds	Service	During Past Five Years

Principal Officers who are not Trustees (continued)

William H. Ahern, Jr. 7/28/59	Vice President of MIW, EIV and EIO	Of MIW since 2002; of EIV since 2004; and of EIO since 2005	Vice President of EVM and BMR. Officer of 80 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President of EIA and NYH	Of EIA since 2010 and of NYH since 2005	Vice President of EVM and BMR. Officer of 50 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President of EIP	Since 2007	Vice President of EVM and BMR. Officer of 73 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 184 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

Investment Adviser and Administrator of
Eaton Vance Municipal Bond Funds
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipal Bond Funds
Two International Place
Boston, MA 02110

1557-11/10 CE-8IMBIISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a) —(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended September 30, 2009 and September 30, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by the principal accountant during such period.

Fiscal Years Ended	9/30/09	9/30/10

Audit Fees	$28,615	$28,615
Audit-Related Fees(1)	$3,915	$3,915
Tax Fees(2)	$8,720	$8,720
All Other Fees(3)	$0	$500

Total	$41,250	$41,750

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees and specifically include fees for the performance of certain agreed-upon procedures relating to the registrant’s auction preferred shares.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal year ended September 30, 2009 and the fiscal year ended September 30, 2010; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	9/30/09	9/30/10

Registrant	$12,635	$13,135
Eaton Vance(1)	$288,889	$278,901

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
The registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities and Exchange Act of 1934, as amended. William H. Park (Chair), Lynn A. Stout, Heidi L. Steiger and Ralph F. Verni are the members of the registrant’s audit committee.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.

The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
California Municipal Bond Fund II, Massachusetts Municipal Bond Fund, Michigan Municipal Bond Fund, Municipal Bond Fund II, New York Municipal Bond Fund II, New Jersey Municipal Bond Fund, Ohio Municipal Bond Fund, Pennsylvania Municipal Bond Fund
Portfolio Management
Cynthia J. Clemson, portfolio manager of Eaton Vance California Municipal Bond Fund II, William H. Ahern, Jr., portfolio manager of Eaton Vance Michigan Municipal Bond Fund, Eaton Vance Municipal Bond Fund II and Eaton Vance Ohio Municipal Bond Fund, Craig R. Brandon, portfolio manager of Eaton Vance Massachusetts Municipal Bond Fund and Eaton Vance New York Municipal Bond Fund II and Adam A. Weigold, portfolio manager of Eaton Vance New Jersey Municipal Bond Fund and Eaton Vance Pennsylvania Municipal Bond Fund are responsible for the overall and day-to-day management of each Fund’s investments.
Ms. Clemson has been an Eaton Vance portfolio manager since 1991 and is a Vice President of Eaton Vance Management (“EVM”) and Boston Management and Research (“BMR”). Mr. Ahern has been an Eaton Vance portfolio manager since 1993 and is a Vice President of EVM and BMR. Mr. Brandon has been an Eaton Vance analyst since 1998 and a portfolio manager since 2004, and is a Vice President of EVM and BMR. Mr. Weigold has been a credit analyst with Eaton Vance since 1991 and a portfolio manager since 2007, and is a Vice President of EVM and BMR. This information is provided as of the date of filing of this report.
The following tables show, as of each Fund’s most recent fiscal year end, the number of accounts each portfolio manager managed in each of the listed categories and the total assets (in millions of dollars) in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets (in millions of dollars) in those accounts.

			Number of
			Accounts	Total Assets of
	Number	Total Assets	Paying a	Accounts Paying
	of All	of All	Performance	a Performance
	Accounts	Accounts	Fee	Fee
Cynthia J. Clemson
Registered Investment Companies	11	$3,008.6	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

William H. Ahern, Jr.
Registered Investment Companies	14	$3,379.0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$17.8	0	$0

Craig R. Brandon
Registered Investment Companies	14	$1,822.8	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

Adam A. Weigold
Registered Investment Companies	14	$1,437.1	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	1	$17.1	0	$0

The following table shows the dollar range of Fund shares beneficially owned by each portfolio manager as of each Fund’s most recent fiscal year end.

Dollar Range of
Equity Securities
Owned in the
Fund

California Municipal Bond Fund II Cynthia J. Clemson	None

Michigan Municipal Bond Fund Municipal Bond Fund II Ohio Municipal Bond Fund William H. Ahern, Jr.	None

Massachusetts Municipal Bond Fund New York Municipal Bond Fund II Craig R. Brandon	None

New Jersey Municipal Bond Fund Pennsylvania Municipal Bond Fund Adam A. Weigold	None
Potential for Conflicts of Interest. It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Fund’s investments on the one hand and investments of other accounts for which a portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser or sub-adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for a portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, a portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. EVM has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.
Compensation Structure for EVM
Compensation of EVM’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and/or restricted shares of EVC’s nonvoting common stock. EVM’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to EVM’s employees. Compensation of EVM’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.
Method to Determine Compensation. EVM compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below). In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by EVM’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.
The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.
EVM seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. EVM participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of EVM and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of EVM’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance California Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: November 15, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: November 15, 2010

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date: November 15, 2010